ProShares UltraPro MSCI Emerging Markets
ProShares UltraPro MSCI Emerging Markets

Important Information About the Fund

ProShares UltraPro MSCI Emerging Markets (the “Fund”) seeks investment results for a single day only, not for longer periods. A “single day” is measured from the time the Fund calculates its net asset value (“NAV”) to the time of the Fund’s next NAV calculation. The return of the Fund for periods longer than a single day will be the result of each day’s returns compounded over the period, which will very likely differ from three times (3x) the return of the MSCI Emerging Markets Index® (the “Index”) for that period. For periods longer than a single day, the Fund will lose money if the Index performance is flat over time, and it is possible that the Fund will lose money over time even if the Index performance rises. Longer holding periods, higher index volatility and greater leverage each exacerbate the impact of compounding on a fund’s returns. During periods of higher index volatility, the volatility of the Index may affect the Fund’s return as much as or more than the return of the Index.

Because the level of the Index is not computed as of the close of the U.S. securities markets due to differences in trading hours between U.S. and foreign markets, correlation to the Index will be measured by comparing the daily change in the Fund’s NAV per share to the performance of one or more U.S. exchange-traded securities or instruments that reflect the values of the securities underlying the Index as of the close of the U.S. securities markets.

The Fund is different from most exchange-traded funds in that it seeks leveraged returns relative to the Index and only on a daily basis. The Fund also is riskier than similarly benchmarked exchange-traded funds that do not use leverage. Accordingly, the Fund may not be suitable for all investors and should be used only by knowledgeable investors who understand the potential consequences of seeking daily leveraged investment results. Shareholders should actively monitor their investments.

Investment Objective
The Fund seeks daily investment results, before fees and expenses, that correspond to three times (3x) the daily performance of the Index. The Fund does not seek to achieve its stated investment objective over a period of time greater than a single day.
Fees and Expenses of the Fund
The table below describes the fees and expenses that you may pay if you buy or hold shares of the Fund.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees (USD $)	ProShares UltraPro MSCI Emerging Markets
Shareholder Fees (fees paid directly from your investment)

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		ProShares UltraPro MSCI Emerging Markets
Investment Advisory Fees		0.75%
Other Expenses	[1]	0.41%
Total Annual Fund Operating Expenses Before Fee Waivers and Expense Reimbursements		1.16%
Fee Waiver/Reimbursement	[2]	(0.21%)
Total Net Annual Fund Operating Expenses After Fee Waivers and Expense Reimbursements		0.95%
[1]	"Other expenses" are based on estimated amounts for the current fiscal year.
[2]	ProShare Advisors LLC ("ProShare Advisors") has contractually agreed to waive Investment Advisory and Management Services Fees and to reimburse Other Expenses to the extent Total Annual Fund Operating Expenses Before Fee Waivers and Expense Reimbursements, as a percentage of average daily net assets, exceed 0.95% through September 30, 2013. After such date, the expense limitation may be terminated or revised. Amounts waived or reimbursed in a particular contractual period may be recouped by ProShare Advisors within five years of the end of that contractual period to the extent that recoupment will not cause the Fund's expenses to exceed any expense limitation in place at that time.

Example:

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of each period. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same, except that the fee waiver/expense reimbursement is assumed only to pertain to the first year. Although your actual cost may be higher or lower, based on these assumptions your approximate costs would be:

Expense Example (USD $)	1 Year	3 Years
ProShares UltraPro MSCI Emerging Markets	97	348

The Fund pays transaction and financing costs associated with transacting in securities and derivatives. In addition, investors may pay brokerage commissions on their purchases and sales of the Fund’s shares. These costs are not reflected in the example or the table above.
Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when the Fund’s shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example above, affect the Fund’s performance. The Fund’s portfolio turnover rate is calculated without regard to cash instruments or derivatives transactions. If such instruments were included, the Fund’s portfolio turnover rate would be significantly higher. The Fund has not yet commenced operations as of the date of this prospectus. Thus, no portfolio turnover rate is provided for this Fund.
Principal Investment Strategies
The Fund invests in derivatives and depositary receipts that ProShare Advisors believes, in combination, should have similar daily return characteristics as three times (3x) the daily return of the Index. The Index includes 85% of free float-adjusted market capitalization in each industry group in emerging market countries. As of December 31, 2011, the Index consisted of the following 21 emerging market country indexes: Brazil, Chile, China, Colombia, Czech Republic, Egypt, Hungary, India, Indonesia, Korea, Malaysia, Mexico, Morocco, Peru, Philippines, Poland, Russia, South Africa, Taiwan, Thailand and Turkey. As of December 31, 2011, the Index included companies with capitalizations between $241 million and $101 billion. The average capitalization of the companies comprising the Index was approximately $4 billion. The Index is published under the Bloomberg ticker symbol “MXEF.”
Cash balances arising from the use of derivatives will typically be held in money market instruments.

•	Derivatives — The Fund invests in derivatives, which are financial instruments whose value is derived from the value of an underlying asset (including ETFs), interest rate or index. The Fund invests in derivatives as a substitute for investing directly in stocks in order to gain leveraged exposure to the Index. These derivatives principally include:

°	Swap Agreements — Contracts entered into primarily with major global financial institutions for a specified period ranging from a day to more than one year. In a standard “swap” transaction, two parties agree to exchange the return (or differentials in rates of return) earned or realized on particular predetermined investments or instruments. The gross returns to be exchanged or “swapped” between the parties are calculated with respect to a “notional amount,” e.g., the return on or change in value of a particular dollar amount invested in a “basket” of securities representing a particular index.

•	Money Market Instruments — The Fund invests in short-term cash instruments that have a remaining maturity of 397 days or less and exhibit high quality credit profiles, including:

°	U.S. Treasury Bills — U.S. government securities that have initial maturities of one year or less, and are supported by the full faith and credit of the United States.
°	Repurchase Agreements — Contracts in which a seller of securities, usually U.S. government securities or other money market instruments, agrees to buy them back at a specified time and price. Repurchase agreements are primarily used by the Fund as a short-term investment vehicle for cash positions.

•	Depositary Receipts — The Fund may invest in depositary receipts, which principally include:

°	American Depositary Receipts (ADRs), which represent the right to receive securities of foreign issuers deposited in a bank or trust company.
°	Global Depositary Receipts (GDRs), which are receipts for shares in a foreign-based corporation traded in capital markets around the world.
ProShare Advisors uses a mathematical approach to investing. Using this approach, ProShare Advisors determines the type, quantity and mix of investment positions that the Fund should hold on a daily basis to approximate the performance of three times (3x) the Index. The Fund may hold or gain exposure to only a representative sample of the securities in the Index, which are intended to have aggregate characteristics similar to those of the Index. ProShare Advisors does not invest the assets of the Fund in securities or derivatives based on ProShare Advisors’ view of the investment merit of a particular security, instrument, or company, other than for cash management purposes, nor does it conduct conventional research or analysis (other than in determining counterparty creditworthiness), or forecast market movement or trends, in managing the assets of the Fund. The Fund seeks to remain fully invested at all times in securities and/or derivatives that, in combination, provide leveraged exposure to the Index without regard to market conditions, trends or direction. The Fund seeks investment results for a single day only as calculated from NAV to NAV, not for longer periods.
At the close of the markets each trading day, the Fund will seek to position its portfolio so that its exposure to the Index is consistent with the Fund’s investment objective. The Index’s movements during the day will affect whether the Fund’s portfolio needs to be re-positioned. For example, if the Fund’s Index has risen on a given day, net assets of the Fund should rise. As a result, long exposure will need to be increased. Conversely, if the Fund’s Index has fallen on a given day, net assets of the Fund should fall. As a result, long exposure will need to be decreased.
Because of daily rebalancing and the compounding of each day’s return over time, the return of the Fund for periods longer than a single day will be the result of each day’s returns compounded over the period, which will very likely differ from three times (3x) the return of the Index over the same period. A Fund will lose money if the Index performance is flat over time, and it is possible that the Fund will lose money over time even if the Index performance rises, as a result of daily rebalancing, the Index’s volatility and the effects of compounding. See “Principal Risks”, below.
The Fund will concentrate its investments in a particular industry or group of industries to approximately the same extent as the Index is so concentrated.
Please see “Investment Objectives, Principal Investment Strategies and Related Risks” in the Fund’s full prospectus for additional details.

Principal Risks
You could lose money by investing in the Fund.
  Risks Associated with the Use of Derivatives — The Fund uses investment techniques and derivatives that may be considered aggressive. Because the Fund’s investments in derivatives may involve a small investment relative to the amount of investment exposure assumed, losses may exceed the amounts invested in those instruments. Particularly when used to create leverage, the use of derivatives may expose the Fund to potentially dramatic changes (losses or gains) in the value of the instruments. There may be imperfect correlation between changes in the value of such instruments and the Index, which may prevent the Fund from achieving its investment objective. Additionally, with respect to the use of swap agreements, if the level of the Index has a dramatic intraday move that causes a material decline in the Fund’s NAV, the terms of the swap agreement between the Fund and its counterparty may permit the counterparty to immediately close out the transaction with the Fund. In that event, the Fund may be unable to enter into another swap agreement or to invest in other derivatives to achieve the desired exposure consistent with the Fund’s objective. This, in turn, may prevent the Fund from achieving its investment objective, even if the Index reverses all or a portion of its intraday move by the end of the day. Swap-related financing, borrowing and other costs will also have the effect of lowering the Fund’s return.
Further, because the Fund includes a multiplier of three times (3x) the Index, a single day movement in the Index approaching 33% at any point in the day could result in the total loss of a shareholder’s investment if that movement is contrary to the investment objective of the Fund, even if the Index subsequently moves in an opposite direction, eliminating all or a portion of the movement. This would be the case with any such single day movements in the Index, even if the Index maintains a level greater than zero at all times.
  Compounding Risk — As a result of mathematical compounding and because the Fund has a single day investment objective, the Fund’s performance for periods greater than a single day is likely to be either greater than or less than the Index performance times the stated multiple in the Fund objective, before accounting for fees and fund expenses. Compounding affects all investments, but has a more significant impact on a leveraged fund. Particularly during periods of higher Index volatility, compounding will cause results for periods longer than a single day to vary from three times (3x) the return of the Index. This effect becomes more pronounced as volatility increases. Fund performance for periods greater than a single day can be estimated given any set of assumptions for the following factors: a) Index performance; b) Index volatility; c) period of time; d) financing rates associated with leverage; e) other Fund expenses; and f) interest paid with respect to securities in the Index. The chart below illustrates the impact of two principal factors — volatility and Index performance — on Fund performance. The chart shows estimated Fund returns for a number of combinations of Index performance and Index volatility over a one-year period. Performance shown in the chart assumes: (a) no dividends or interest paid with respect to securities included in the Index; (b) no Fund expenses; and (c) borrowing/lending rates (to obtain inverse leverage) of zero percent. If Fund expenses and/or actual borrowing/lending rates were reflected, the Fund’s performance would be lower than shown.
Areas shaded darker represent those scenarios where the Fund can be expected to return less than three times (3x) the performance of the Index. For periods longer than a single day, the Fund will lose money when the Index performance is flat and can lose money when the Index rises.
Estimated Fund Returns

Index
Performance		One Year Volatility Rate
	Three
	times
	(3x)
One	One
Year	Year
Index	Index	10%	25%	50%	75%	100%

-60%	-180%	-93.8%	-94.7%	-97.0%	-98.8%	-99.7%

-50%	-150%	-87.9%	-89.6%	-94.1%	-97.7%	-99.4%

-40%	-120%	-79.0%	-82.1%	-89.8%	-96.0%	-98.9%

-30%	-90%	-66.7%	-71.6%	-83.8%	-93.7%	-98.3%

-20%	-60%	-50.3%	-57.6%	-75.8%	-90.5%	-97.5%

-10%	-30%	-29.3%	-39.6%	-65.6%	-86.5%	-96.4%

0%	0%	-3.0%	-17.1%	-52.8%	-81.5%	-95.0%

10%	30%	29.2%	10.3%	-37.1%	-75.4%	-93.4%

20%	60%	67.7%	43.3%	-18.4%	-68.0%	-91.4%

30%	90%	113.2%	82.1%	3.8%	-59.4%	-89.1%

40%	120%	166.3%	127.5%	29.6%	-49.2%	-86.3%

50%	150%	227.5%	179.8%	59.4%	-37.6%	-83.2%

60%	180%	297.5%	239.6%	93.5%	-24.2%	-79.6%
The foregoing table is intended to isolate the effect of Index volatility and Index performance on the return of the Fund. For example, the Fund may incorrectly be expected to achieve a -60% return on a yearly basis if the Index return was -20%, absent the effects of compounding. However, as the table shows, with Index volatility of 50%, the Fund could be expected to return -75.8% under such a scenario. The Fund’s actual returns may be significantly greater or less than the returns shown above as a result of any of the factors discussed above or in “Principal Risks — Correlation Risk” below.
The Index’s annualized historical volatility rate for the five-year period ended December 31, 2011 was 26.60%. The Index’s highest December to December volatility rate during the five-year period was 40.15% (December 31, 2008). The Index’s annualized performance for the five-year period ended December 31, 2011 was -1.85%.
For additional graphs and charts demonstrating the effects of volatility and Index performance on the long-term performance of the Fund, see “Principal Risks — Understanding Long-Term Performance of Daily Objective Funds — the Impact of Compounding” in the Fund’s full prospectus and “Special Note Regarding the Correlation Risks of Leveraged, Inverse and Inverse Leveraged Funds” in the Fund’s Statement of Additional Information.
  Correlation Risk — A number of factors may affect the Fund’s ability to achieve a high degree of correlation with the Index, and there can be no guarantee that the Fund will achieve a high degree of correlation. Failure to achieve a high degree of correlation may prevent the Fund from achieving its investment objective.
In order to achieve a high degree of correlation with the Index, the Fund seeks to rebalance its portfolio daily to keep exposure consistent with its investment objective. Being materially over- or under-exposed to the Index may prevent the Fund from achieving a high degree of correlation with the Index. Market disruptions or closure, regulatory restrictions or extreme market volatility will adversely affect the Fund’s ability to adjust exposure to requisite levels. The target amount of portfolio exposure is impacted dynamically by the Index’s movements. Because of this, it is unlikely that the Fund will be perfectly exposed (i.e., 3x) to the Index at the end of each day and the likelihood of being materially under- or over-exposed is higher on days when the Index level is volatile near the close of the trading day.
Additionally, if the Index has a dramatic intraday move, the terms of the swap agreement between the Fund and its counterparty may permit the counterparty to immediately close out the transaction with the Fund. This, in turn, may prevent the Fund from achieving its investment objective, even if the Index reverses all or a portion of its intraday move by the end of the day.
A number of other factors may also adversely affect the Fund’s correlation with the Index, including fees, expenses, transaction costs, financing costs associated with the use of derivatives, income items, valuation methodology, accounting standards and disruptions or illiquidity in the markets for the securities or financial instruments in which the Fund invests. The Fund may not have investment exposure to all securities in the Index, or its weighting of investment exposure to such securities may be different from that of the Index. In addition, the Fund may invest in securities or financial instruments not included in the Index. The Fund may be subject to large movements of assets into and out of the Fund, potentially resulting in the Fund being over- or under-exposed to the Index. Activities surrounding Index reconstitutions and other Index rebalancing events may hinder the Fund’s ability to meet its investment objective.
  Counterparty Risk — The Fund will be subject to credit risk (i.e., the risk that a counterparty is unwilling or unable to make timely payments to meet its contractual obligations) with respect to the amount it expects to receive from counterparties to derivatives and repurchase agreements entered into by the Fund. If a counterparty becomes bankrupt or fails to perform its obligations, the value of your investment in the Fund may decline.
  Early Close/Late Close/Trading Halt Risk — An exchange or market may close early, close late or issue trading halts on specific securities, or the ability to buy or sell certain securities or derivatives may be restricted, which may result in the Fund being unable to buy or sell certain securities or derivatives. In such circumstances, the Fund may be unable to rebalance its portfolio, may be unable to accurately price its investments and/or may incur substantial trading losses.
  Equity and Market Risk — The equity markets are volatile, and the value of securities, swaps, futures, options contracts and other instruments correlated with the equity markets may fluctuate dramatically from day-to-day. Equity markets are subject to political, regulatory, market and economic developments, as well as developments that impact specific economic sectors, industries or segments of the market. Volatility in the markets and/or adverse market developments may cause the value of an investment in the Fund to decrease.
  Exposure to Foreign Currency Risk — Investments denominated in foreign currencies are exposed to risk factors in addition to investments denominated in U.S. dollars. The value of an investment denominated in a foreign currency could change significantly as foreign currencies strengthen or weaken relative to the U.S. dollar. Risks related to foreign currencies also include those related to economic or political developments, market inefficiencies or a higher risk that essential investment information may be incomplete, unavailable, or inaccurate. A U.S. dollar investment in Depositary Receipts or ordinary shares of foreign issuers traded on U.S. exchanges is subject to foreign currency risk.
  Exposure to Foreign Investments Risk — Exposure to securities of foreign issuers may provide the Fund with increased risk. Various factors related to foreign investments may negatively impact the Index’s performance, such as: i) fluctuations in the value of the applicable foreign currency; ii) differences in securities settlement practices; iii) uncertainty associated with evidence of ownership of investments in countries that lack centralized custodial services; iv) possible regulation of, or other limitations on, investments by U.S. investors in foreign investments; v) potentially higher brokerage commissions; vi) the possibility that a foreign government may withhold portions of interest and dividends at the source; vii) taxation of income earned in foreign countries or other foreign taxes imposed; viii) foreign exchange controls, which may include suspension of the ability to transfer currency from a foreign country; ix) less publicly available information about foreign issuers; x) changes in the denomination currency of a foreign investment; and xi) less certain legal systems in which the Fund might encounter difficulties or be unable to pursue legal remedies. Foreign investments also may be more susceptible to political, social, economic and regional factors than might be the case with U.S. securities.
Because the Fund’s foreign investments will be in developing or “emerging market” countries, all the aforementioned factors are heightened and foreign investments risk is higher.
  Geographic Concentration Risk — Because the Fund focuses its investments in particular foreign countries or geographic regions, it may be more volatile than a more geographically diversified fund. The performance of the Fund will be affected by the political, social and economic conditions in those foreign countries and geographic regions and subject to the related risks.
  Intraday Price Performance Risk — The Fund is rebalanced at or about the time of its NAV calculation. As such, the intraday position of the Fund will generally be different from the Fund’s stated investment objective of corresponding to three times (3x) the Index. When shares are bought intraday, the performance of the Fund’s shares relative to the Index until the Fund’s next NAV calculation time will generally be greater than or less than the Fund’s stated multiple.
  Liquidity Risk — In certain circumstances, such as the disruption of the orderly markets for the securities or derivatives in which the Fund invests, the Fund might not be able to dispose of certain holdings quickly or at prices that represent true market value in the judgment of ProShare Advisors. Such a situation may prevent the Fund from limiting losses, realizing gains or achieving a high correlation with the Index.
  Market Price Variance Risk — The Fund’s shares are listed for trading on the NYSE Arca and can be bought and sold in the secondary market at market prices. The market prices of shares will fluctuate in response to changes in NAV and supply and demand for shares. ProShare Advisors cannot predict whether shares will trade above, below or at their NAV. Given the fact that shares can be created and redeemed in Creation Units, ProShare Advisors believes that large discounts or premiums to the NAV of shares should not be sustained. The Fund’s investment results are measured based upon the daily NAV of the Fund. Investors purchasing and selling shares in the secondary market may not experience investment results consistent with those experienced by those creating and redeeming directly with the Fund.
  Non-Diversification Risk — The Fund is classified as “non-diversified” under the Investment Company Act of 1940, and has the ability to invest a relatively high percentage of its investments in the securities of a small number of issuers susceptible to a single economic, political or regulatory event, or in derivative instruments with a single counterparty if ProShare Advisors determines that doing so is the most efficient means of meeting the Fund’s objective. This makes the performance of the Fund more susceptible to a single economic, political or regulatory event or adverse impact from credit risk relating to that counterparty than a diversified fund might be.
  Portfolio Turnover Risk — Daily rebalancing of Fund holdings, which is required to keep leverage consistent with a single day investment objective, will cause a higher level of portfolio transactions than compared to most exchange-traded funds.
Additionally, active market trading of the Fund’s shares may cause more frequent creation or redemption activities that could, in certain circumstances, increase the number of portfolio transactions. High levels of transactions increase brokerage costs and may result in increased taxable capital gains.
  Valuation Time Risk — The Fund typically values its portfolio at 4:00 p.m. (Eastern time). In certain cases, foreign securities markets close before such time or may not be open for business on the same calendar days as the Fund. As a result, the daily performance of the Fund may vary, perhaps significantly, from the daily performance, or multiple thereof, of the Index.
  Valuation Risk — In certain circumstances, portfolio securities may be valued using techniques other than market quotations. The value established for a portfolio security may be different from what would be produced through the use of another methodology if it had been priced using market quotations. Portfolio securities that are valued using techniques other than market quotations, including “fair valued” securities, may be subject to greater fluctuation in their value from one day to the next than would be the case if market quotations were used. In addition, there is no assurance that a Fund could sell a portfolio security for the value established for it at any time, and it is possible that a Fund would incur a loss because a portfolio security is sold at a discount to its established value.

Investment Results
Performance history will be available for the Fund after it has been in operation for a full calendar year.

ProShares UltraPro 20+ Year Treasury
ProShares UltraPro 20+ Year Treasury

Important Information About the Fund

ProShares UltraPro 20+ Year Treasury (the “Fund”) seeks investment results for a single day only, not for longer periods. A “single day” is measured from the time the Fund calculates its net asset value (“NAV”) to the time of the Fund’s next NAV calculation. The return of the Fund for periods longer than a single day will be the result of each day’s returns compounded over the period, which will very likely differ from three times (3x) the return of the Barclays Capital U.S. 20+ Year Treasury Bond Index (the “Index”) for that period. For periods longer than a single day, the Fund will lose money if the Index performance is flat over time, and it is possible that the Fund will lose money over time even if the Index performance rises. Longer holding periods, higher index volatility and greater leverage each exacerbate the impact of compounding on a fund’s returns. During periods of higher index volatility, the volatility of the Index may affect the Fund’s return as much as or more than the return of the Index.

The Fund is different from most exchange-traded funds in that it seeks leveraged returns relative to the Index and only on a daily basis. The Fund also is riskier than similarly benchmarked exchange-traded funds that do not use leverage. Accordingly, the Fund may not be suitable for all investors and should be used only by knowledgeable investors who understand the potential consequences of seeking daily leveraged investment results. Shareholders should actively monitor their investments.

Investment Objective
The Fund seeks daily investment results, before fees and expenses, that correspond to three times (3x) the daily performance of the Index. The Fund does not seek to achieve its stated investment objective over a period of time greater than a single day.
Fees and Expenses of the Fund
The table below describes the fees and expenses that you may pay if you buy or hold shares of the Fund.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees (USD $)	ProShares UltraPro 20+ Year Treasury
Shareholder Fees (fees paid directly from your investment)

(expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		ProShares UltraPro 20+ Year Treasury
Investment Advisory Fees		0.75%
Other Expenses	[1]	0.41%
Total Annual Fund Operating Expenses Before Fee Waivers and Expense Reimbursements		1.16%
Fee Waiver/Reimbursement	[2]	(0.21%)
Total Net Annual Fund Operating Expenses After Fee Waivers and Expense Reimbursements		0.95%
[1]	"Other expenses" are based on estimated amounts for the current fiscal year.
[2]	ProShare Advisors LLC ("ProShare Advisors") has contractually agreed to waive Investment Advisory and Management Services Fees and to reimburse Other Expenses to the extent Total Annual Fund Operating Expenses Before Fee Waivers and Expense Reimbursements, as a percentage of average daily net assets, exceed 0.95% through September 30, 2013. After such date, the expense limitation may be terminated or revised. Amounts waived or reimbursed in a particular contractual period may be recouped by ProShare Advisors within five years of the end of that contractual period to the extent that recoupment will not cause the Fund's expenses to exceed any expense limitation in place at that time.

Example:

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of each period. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same, except that the fee waiver/expense reimbursement is assumed only to pertain to the first year. Although your actual cost may be higher or lower, based on these assumptions your approximate costs would be:

Expense Example (USD $)	1 Year	3 Years
ProShares UltraPro 20+ Year Treasury	97	348

The Fund pays transaction and financing costs associated with transacting in securities and derivatives. In addition, investors may pay brokerage commissions on their purchases and sales of the Fund’s shares. These costs are not reflected in the example or the table above.
Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when the Fund’s shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example above, affect the Fund’s performance. The Fund’s portfolio turnover rate is calculated without regard to cash instruments or derivatives transactions. If such instruments were included, the Fund’s portfolio turnover rate would be significantly higher. The Fund has not yet commenced operations as of the date of this prospectus. Thus, no portfolio turnover rate is provided for this Fund.
Principal Investment Strategies
The Fund invests in U.S. government securities and derivatives that ProShare Advisors believes, in combination, should have similar daily return characteristics as three times (3x) the daily return of the Index. The Index includes all publicly issued, U.S. Treasury securities that have a remaining maturity greater than 20 years, are non-convertible, are denominated in U.S. dollars, are rated investment grade (at least Baa3 by Moody’s Investors Service, Inc. or BBB- by Standard and Poor’s Financial Services, LLC, are fixed rate, and have more than $250 million par outstanding. The Index is weighted by the relative market value of all securities meeting the Index criteria. Excluded from the Index are certain special issues, such as targeted investor notes (“TINs”), U.S. Treasury inflation protected securities (“TIPs”), state and local government series bonds (“SLGs”), and coupon issues that have been stripped from assets already included. The Index is published under the Bloomberg ticker symbol “LT11TRUU.”
Cash balances arising from the use of derivatives will typically be held in money market instruments.

•	U.S. Government Debt Securities — The Fund invests in U.S. government securities, which are issued by the U.S. government or one of its agencies or instrumentalities, including U.S. Treasury securities. Some, but not all U.S. government securities are backed by the full faith and credit of the federal government. Other U.S. government securities are backed by the issuer’s right to borrow from the U.S. Treasury and some are backed only by the credit of the issuing organization.
•	Derivatives — The Fund invests in derivatives, which are financial instruments whose value is derived from the value of an underlying asset, interest rate or index. The Fund invests in derivatives as a substitute for investing directly in debt in order to gain leveraged exposure to the Index. These derivatives principally include:

°	Swap Agreements — Contracts entered into primarily with major global financial institutions for a specified period ranging from a day to more than one year. In a standard “swap” transaction, two parties agree to exchange the return (or differentials in rates of return) earned or realized on particular predetermined investments or instruments. The gross returns to be exchanged or “swapped” between the parties are calculated with respect to a “notional amount,” e.g., the return on or change in value of a particular dollar amount invested in a “basket” of securities representing a particular index.

•	Money Market Instruments — The Fund invests in short-term cash instruments that have a remaining maturity of 397 days or less and exhibit high quality credit profiles, including:

°	U.S. Treasury Bills — U.S. government securities that have initial maturities of one year or less, and are supported by the full faith and credit of the United States.
°	Repurchase Agreements — Contracts in which a seller of securities, usually U.S. government securities or other money market instruments, agrees to buy them back at a specified time and price. Repurchase agreements are primarily used by the Fund as a short-term investment vehicle for cash positions.
ProShare Advisors uses a mathematical approach to investing. Using this approach, ProShare Advisors determines the type, quantity and mix of investment positions that the Fund should hold on a daily basis to approximate the performance of three times (3x) the Index. The Fund may hold or gain exposure to only a representative sample of the securities in the Index, which are intended to have aggregate characteristics similar to those of the Index. ProShare Advisors does not invest the assets of the Fund in securities or derivatives based on ProShare Advisors’ view of the investment merit of a particular security, instrument, or company, other than for cash management purposes, nor does it conduct conventional research or analysis (other than in determining counterparty creditworthiness), or forecast market movement or trends, in managing the assets of the Fund. The Fund seeks to remain fully invested at all times in securities and/or derivatives that, in combination, provide leveraged exposure to the Index without regard to market conditions, trends or direction. The Fund seeks investment results for a single day only as calculated from NAV to NAV, not for longer periods.
At the close of the markets each trading day, the Fund will seek to position its portfolio so that its exposure to the Index is consistent with the Fund’s investment objective. The Index’s movements during the day will affect whether the Fund’s portfolio needs to be re-positioned. For example, if the Fund’s Index has risen on a given day, net assets of the Fund should rise. As a result, long exposure will need to be increased. Conversely, if the Fund’s Index has fallen on a given day, net assets of the Fund should fall. As a result, long exposure will need to be decreased.
Because of daily rebalancing and the compounding of each day’s return over time, the return of the Fund for periods longer than a single day will be the result of each day’s returns compounded over the period, which will very likely differ from three times (3x) the return of the Index over the same period. A Fund will lose money if the Index performance is flat over time, and it is possible that the Fund will lose money over time even if the Index performance rises, as a result of daily rebalancing, the Index’s volatility and the effects of compounding. See “Principal Risks”, below.
The Fund will concentrate its investments in a particular industry or group of industries to approximately the same extent as the Index is so concentrated.
Please see “Investment Objectives, Principal Investment Strategies and Related Risks” in the Fund’s full prospectus for additional details.

Principal Risks
You could lose money by investing in the Fund.
  Risk Associated with the Use of Derivatives — The Fund uses investment techniques and derivatives that may be considered aggressive. Because the Fund’s investments in derivatives may involve a small investment relative to the amount of investment exposure assumed, losses may exceed the amounts invested in those instruments. Particularly when used to create leverage, the use of derivatives may expose the Fund to potentially dramatic changes (losses or gains) in the value of the instruments. There may be imperfect correlation between the value of the instruments and the Index, which may prevent the Fund from achieving its investment objective. Additionally, with respect to the use of swap agreements, if the level of the Index has a dramatic intraday move that causes a material decline in the Fund’s NAV, the terms of the swap agreement between the Fund and its counterparty may permit the counterparty to immediately close out the transaction with the Fund. In that event, the Fund may be unable to enter into another swap agreement or to invest in other derivatives to achieve the desired exposure consistent with the Fund’s objective. This, in turn, may prevent the Fund from achieving its investment objective, even if the Index reverses all or a portion of its intraday move by the end of the day. Swap-related financing, borrowing and other costs will also have the effect of lowering the Fund’s return.
Further, because the Fund includes a multiplier of three times (3x) the Index, a single day movement in the Index approaching 33% at any point in the day could result in the total loss of a shareholder’s investment if that movement is contrary to the investment objective of the Fund, even if the Index subsequently moves in an opposite direction, eliminating all or a portion of the movement. This would be the case with any such single day movements in the Index, even if the Index maintains a level greater than zero at all times.
  Compounding Risk — As a result of mathematical compounding and because the Fund has a single day investment objective, the Fund’s performance for periods greater than a single day is likely to be either greater than or less than the Index performance times the stated multiple in the Fund objective, before accounting for fees and fund expenses. Compounding affects all investments, but has a more significant impact on a leveraged fund. Particularly during periods of higher Index volatility, compounding will cause results for periods longer than a single day to vary from three times (3x) the return of the Index. This effect becomes more pronounced as volatility increases. Fund performance for periods greater than a single day can be estimated given any set of assumptions for the following factors: a) Index performance; b) Index volatility; c) period of time; d) financing rates associated with leverage; e) other Fund expenses; and f) interest paid with respect to securities in the Index. The chart below illustrates the impact of two principal factors — volatility and Index performance — on Fund performance. The chart shows estimated Fund returns for a number of combinations of Index performance and Index volatility over a one-year period. Performance shown in the chart assumes: (a) no Fund expenses; and (b) borrowing/lending rates (to obtain leverage) of zero percent. If Fund expenses and/or actual borrowing/lending rates were reflected, the Fund’s performance would be lower than shown.
Areas shaded darker represent those scenarios where the Fund can be expected to return less than three times (3x) the performance of the Index. For periods longer than a single day, the Fund will lose money when the Index performance is flat and can lose money when the Index rises.
Estimated Fund Returns

Index
Performance		One Year Volatility Rate
	Three
	times
	(3x)
One	One
Year	Year
Index	Index	10%	25%	50%	75%	100%

-60%	-180%	-93.8%	-94.7%	-97.0%	-98.8%	-99.7%

-50%	-150%	-87.9%	-89.6%	-94.1%	-97.7%	-99.4%

-40%	-120%	-79.0%	-82.1%	-89.8%	-96.0%	-98.9%

-30%	-90%	-66.7%	-71.6%	-83.8%	-93.7%	-98.3%

-20%	-60%	-50.3%	-57.6%	-75.8%	-90.5%	-97.5%

-10%	-30%	-29.3%	-39.6%	-65.6%	-86.5%	-96.4%

0%	0%	-3.0%	-17.1%	-52.8%	-81.5%	-95.0%

10%	30%	29.2%	10.3%	-37.1%	-75.4%	-93.4%

20%	60%	67.7%	43.3%	-18.4%	-68.0%	-91.4%

30%	90%	113.2%	82.1%	3.8%	-59.4%	-89.1%

40%	120%	166.3%	127.5%	29.6%	-49.2%	-86.3%

50%	150%	227.5%	179.8%	59.4%	-37.6%	-83.2%

60%	180%	297.5%	239.6%	93.5%	-24.2%	-79.6%
The foregoing table is intended to isolate the effect of Index volatility and Index performance on the return of the Fund. For example, the Fund may incorrectly be expected to achieve a -60% return on a yearly basis if the Index return was -20%, absent the effects of compounding. However, as the table shows, with Index volatility of 50%, the Fund could be expected to return -75.8% under such a scenario. The Fund’s actual returns may be significantly greater or less than the returns shown above as a result of any of the factors discussed above or in “Principal Risks — Correlation Risk” below.
The Index’s annualized historical volatility rate for the five-year period ended December 31, 2011 was 16.98%. The Index’s highest December to December volatility rate during the five-year period was 20.33% (December 31, 2009). The Index’s annualized performance for the five-year period ended December 31, 2011 was 11.12%.
For additional graphs and charts demonstrating the effects of volatility and Index performance on the long-term performance of the Fund, see “Principal Risks — Understanding Long-Term Performance of Daily Objective Funds — the Impact of Compounding” in the Fund’s full prospectus and “Special Note Regarding the Correlation Risks of Leveraged, Inverse and Inverse Leveraged Funds” in the Fund’s Statement of Additional Information.
  Correlation Risk — A number of factors may affect the Fund’s ability to achieve a high degree of correlation with the Index, and there can be no guarantee that the Fund will achieve a high degree of correlation. Failure to achieve a high degree of correlation may prevent the Fund from achieving its investment objective.
In order to achieve a high degree of correlation with the Index, the Fund seeks to rebalance its portfolio daily to keep exposure consistent with its investment objective. Being materially over- or under-exposed to the Index may prevent the Fund from achieving a high degree of correlation with the Index. Market disruptions or closure, regulatory restrictions or extreme market volatility will adversely affect the Fund’s ability to adjust exposure to requisite levels. The target amount of portfolio exposure is impacted dynamically by the Index’s movements. Because of this, it is unlikely that the Fund will be perfectly exposed (i.e., 3x) to the Index at the end of each day and the likelihood of being materially under- or over-exposed is higher on days when the Index level is volatile near the close of the trading day.
Additionally, if the Index has a dramatic intraday move, the terms of the swap agreement between the Fund and its counterparty may permit the counterparty to immediately close out the transaction with the Fund. This, in turn, may prevent the Fund from achieving its investment objective, even if the Index reverses all or a portion of its intraday move by the end of the day.
A number of other factors may also adversely affect the Fund’s correlation with the Index, including fees, expenses, transaction costs, financing costs associated with the use of derivatives, income items, valuation methodology, accounting standards and disruptions or illiquidity in the markets for the securities or financial instruments in which the Fund invests. The Fund may not have investment exposure to all securities in the Index, or its weighting of investment exposure to such securities may be different from that of the Index. In addition, the Fund may invest in securities or financial instruments not included in the Index. The Fund may be subject to large movements of assets into and out of the Fund, potentially resulting in the Fund being over- or under-exposed to the Index. Activities surrounding Index reconstitutions and other Index rebalancing events may hinder the Fund’s ability to meet its investment objective.
  Counterparty Risk — The Fund will be subject to credit risk (i.e., the risk that a counterparty is unwilling or unable to make timely payments to meet its contractual obligations) with respect to the amount it expects to receive from counterparties to derivatives and repurchase agreements entered into by the Fund. If a counterparty becomes bankrupt or fails to perform its obligations, the value of your investment in the Fund may decline.
  Debt Instrument Risk — The Fund may invest in, or seek exposure to, debt instruments. Debt instruments may have varying levels of sensitivity to changes in interest rates, credit risk and other factors. Many types of debt instruments are subject to prepayment risk, which is the risk that the issuer of the security will repay principal prior to the maturity date. Debt instruments allowing prepayment may offer less potential for gains during a period of declining interest rates. In addition, changes in the credit quality of the issuer of a debt instrument can also affect the price of a debt instrument, as can an issuer’s default on its payment obligations. Such factors may cause the value of an investment in the Fund to change. Also, the securities of certain U.S. government agencies, authorities or instrumentalities are neither issued by nor guaranteed as to principal and interest by the U.S. government, and may be exposed to more credit risk than securities issued by and guaranteed as to principal and interest by the U.S. government.
  Early Close/Late Close/Trading Halt Risk — An exchange or market may close early, close late or issue trading halts on specific securities, or the ability to buy or sell certain securities or derivatives may be restricted, which may result in the Fund being unable to buy or sell certain securities or derivatives. In such circumstances, the Fund may be unable to rebalance its portfolio, may be unable to accurately price its investments and/or may incur substantial trading losses.
  Interest Rate Risk — Interest rate risk is the risk that debt securities or certain financial instruments may fluctuate in value due to changes in interest rates. Securities such as those included in the Index are subject to interest rate risk and are likely to decrease in value when interest rates rise and increase in value when interest rates decline. The value of securities with longer maturities may fluctuate more in response to interest rate changes than securities with shorter maturities.
  Intraday Price Performance Risk — The Fund is rebalanced at or about the time of its NAV calculation. As such, the intraday position of the Fund will generally be different from the Fund’s stated investment objective of corresponding to three times (3x) the Index. When shares are bought intraday, the performance of the Fund’s shares relative to the Index until the Fund’s next NAV calculation time will generally be greater than or less than the Fund’s stated multiple.
  Liquidity Risk — In certain circumstances, such as the disruption of the orderly markets for the securities or derivatives in which the Fund invests, the Fund might not be able to dispose of certain holdings quickly or at prices that represent true market value in the judgment of ProShare Advisors. Such a situation may prevent the Fund from limiting losses, realizing gains or achieving a high correlation with the Index.
  Market Risk — The Fund is subject to market risks that will affect the value of its shares, including adverse issuer, political, regulatory, market or economic developments, as well as developments that impact specific economic sectors, industries or segments of the market.
  Market Price Variance Risk — The Fund’s shares are listed for trading on the NYSE Arca and can be bought and sold in the secondary market at market prices. The market prices of shares will fluctuate in response to changes in NAV and supply and demand for shares. ProShare Advisors cannot predict whether shares will trade above, below or at their NAV. Given the fact that shares can be created and redeemed in Creation Units, ProShare Advisors believes that large discounts or premiums to the NAV of shares should not be sustained. The Fund’s investment results are measured based upon the daily NAV of the Fund. Investors purchasing and selling shares in the secondary market may not experience investment results consistent with those experienced by those creating and redeeming directly with the Fund.
  Non-Diversification Risk — The Fund is classified as “non-diversified” under the Investment Company Act of 1940, and has the ability to invest a relatively high percentage of its investments in the securities of a small number of issuers susceptible to a single economic, political or regulatory event, or in derivative instruments with a single counterparty if ProShare Advisors determines that doing so is the most efficient means of meeting the Fund’s objective. This makes the performance of the Fund more susceptible to a single economic, political or regulatory event or adverse impact from credit risk relating to that counterparty than a diversified fund might be.
  Portfolio Turnover Risk — Daily rebalancing of Fund holdings, which is required to keep leverage consistent with a single day investment objective, will cause a higher level of portfolio transactions than compared to most exchange-traded funds. Additionally, active market trading of the Fund’s shares may cause more frequent creation or redemption activities that could, in certain circumstances, increase the number of portfolio transactions. High levels of transactions increase brokerage costs and may result in increased taxable capital gains.
  Valuation Risk — In certain circumstances, portfolio securities may be valued using techniques other than market quotations. The value established for a portfolio security may be different from what would be produced through the use of another methodology if it had been priced using market quotations. Portfolio securities that are valued using techniques other than market quotations, including “fair valued” securities, may be subject to greater fluctuation in their value from one day to the next than would be the case if market quotations were used. In addition, there is no assurance that a Fund could sell a portfolio security for the value established for it at any time, and it is possible that a Fund would incur a loss because a portfolio security is sold at a discount to its established value.

Investment Results
Performance history will be available for the Fund after it has been in operation for a full calendar year.

ProShares UltraPro Short MSCI Emerging Markets
ProShares UltraPro Short MSCI Emerging Markets

Important Information About the Fund

ProShares UltraPro Short MSCI Emerging Markets (the “Fund”) seeks investment results for a single day only, not for longer periods. A “single day” is measured from the time the Fund calculates its net asset value (“NAV”) to the time of the Fund’s next NAV calculation. The return of the Fund for periods longer than a single day will be the result of each day’s returns compounded over the period, which will very likely differ from three times the inverse (-3x) of the return of the MSCI Emerging Markets Index® (the “Index”) for that period. For periods longer than a single day, the Fund will lose money if the Index performance is flat over time, and it is possible that the Fund will lose money over time even if the Index performance falls. Longer holding periods, higher index volatility, inverse multiples and greater leverage each exacerbate the impact of compounding on a fund’s returns. During periods of higher index volatility, the volatility of the Index may affect the Fund’s return as much as or more than the return of the Index.

Because the level of the Index is not computed as of the close of the U.S. securities markets due to differences in trading hours between U.S. and foreign markets, correlation to the Index will be measured by comparing the daily change in the Fund’s NAV per share to the performance of one or more U.S. exchange-traded securities or instruments that reflect the values of the securities underlying the Index as of the close of the U.S. securities markets.

The Fund is different from most exchange-traded funds in that it seeks leveraged returns inverse to the Index and only on a daily basis. The Fund also is riskier than similarly benchmarked exchange-traded funds that do not use leverage. Accordingly, the Fund may not be suitable for all investors and should be used only by knowledgeable investors who understand the potential consequences of seeking daily inverse leveraged investment results. Shareholders should actively monitor their investments.

Investment Objective
The Fund seeks daily investment results, before fees and expenses, that correspond to three times the inverse (-3x) of the daily performance of the Index. The Fund does not seek to achieve its stated investment objective over a period of time greater than a single day.
Fees and Expenses of the Fund
The table below describes the fees and expenses that you may pay if you buy or hold shares of the Fund.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees (USD $)	ProShares UltraPro Short MSCI Emerging Markets
Shareholder Fees (fees paid directly from your investment)

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		ProShares UltraPro Short MSCI Emerging Markets
Investment Advisory Fees		0.75%
Other Expenses	[1]	0.41%
Total Annual Fund Operating Expenses Before Fee Waivers and Expense Reimbursements		1.16%
Fee Waiver/Reimbursement	[2]	(0.21%)
Total Net Annual Fund Operating Expenses After Fee Waivers and Expense Reimbursements		0.95%
[1]	"Other expenses" are based on estimated amounts for the current fiscal year.
[2]	ProShare Advisors LLC ("ProShare Advisors") has contractually agreed to waive Investment Advisory and Management Services Fees and to reimburse Other Expenses to the extent Total Annual Fund Operating Expenses Before Fee Waivers and Expense Reimbursements, as a percentage of average daily net assets, exceed 0.95% through September 30, 2013. After such date, the expense limitation may be terminated or revised. Amounts waived or reimbursed in a particular contractual period may be recouped by ProShare Advisors within five years of the end of that contractual period to the extent that recoupment will not cause the Fund's expenses to exceed any expense limitation in place at that time.

Example:

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of each period. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same, except that the fee waiver/expense reimbursement is assumed only to pertain to the first year. Although your actual cost may be higher or lower, based on these assumptions your approximate costs would be:

Expense Example (USD $)	1 Year	3 Years
ProShares UltraPro Short MSCI Emerging Markets	97	348

The Fund pays transaction and financing costs associated with transacting in securities and derivatives. In addition, investors may pay brokerage commissions on their purchases and sales of the Fund’s shares. These costs are not reflected in the example or the table above.
Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when the Fund’s shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example above, affect the Fund’s performance. The Fund’s portfolio turnover rate is calculated without regard to cash instruments or derivatives transactions. If such instruments were included, the Fund’s portfolio turnover rate would be significantly higher. The Fund has not yet commenced operations as of the date of this prospectus. Thus, no portfolio turnover rate is provided for this Fund.
Principal Investment Strategies
The Fund invests in derivatives that ProShare Advisors believes, in combination, should have similar daily return characteristics as three times the inverse (-3x) of the daily return of the Index. The Index includes 85% of free float-adjusted market capitalization in each industry group in emerging market countries. As of December 31, 2011, the Index consisted of the following 21 emerging market country indexes: Brazil, Chile, China, Colombia, Czech Republic, Egypt, Hungary, India, Indonesia, Korea, Malaysia, Mexico, Morocco, Peru, Philippines, Poland, Russia, South Africa, Taiwan, Thailand and Turkey. As of December 31, 2011, the Index included companies with capitalizations between $241 million and $101 billion. The average capitalization of the companies comprising the Index was approximately $4 billion. The Index is published under the Bloomberg ticker symbol “MXEF.”
Cash balances arising from the use of derivatives will typically be held in money market instruments.

•	Derivatives — The Fund invests in derivatives, which are financial instruments whose value is derived from the value of an underlying asset (including ETFs), interest rate or index. The Fund invests in derivatives as a substitute for directly shorting stocks in order to gain inverse leveraged exposure to the Index. These derivatives principally include:

°	Swap Agreements — Contracts entered into primarily with major global financial institutions for a specified period ranging from a day to more than one year. In a standard “swap” transaction, two parties agree to exchange the return (or differentials in rates of return) earned or realized on particular predetermined investments or instruments. The gross returns to be exchanged or “swapped” between the parties are calculated with respect to a “notional amount,” e.g., the return on or change in value of a particular dollar amount invested in a “basket” of securities representing a particular index.

•	Money Market Instruments — The Fund invests in short-term cash instruments that have a remaining maturity of 397 days or less and exhibit high quality credit profiles, including:

°	U.S. Treasury Bills — U.S. government securities that have initial maturities of one year or less, and are supported by the full faith and credit of the United States.
°	Repurchase Agreements — Contracts in which a seller of securities, usually U.S. government securities or other money market instruments, agrees to buy them back at a specified time and price. Repurchase agreements are primarily used by the Fund as a short-term investment vehicle for cash positions.
ProShare Advisors uses a mathematical approach to investing. Using this approach, ProShare Advisors determines the type, quantity and mix of investment positions that the Fund should hold on a daily basis to approximate the performance of three times the inverse (-3x) of the Index. The Fund may hold or gain exposure to only a representative sample of the securities in the Index, which are intended to have aggregate characteristics similar to those of the Index. ProShare Advisors does not invest the assets of the Fund in securities or derivatives based on ProShare Advisors’ view of the investment merit of a particular security, instrument, or company, other than for cash management purposes, nor does it conduct conventional research or analysis (other than in determining counterparty creditworthiness), or forecast market movement or trends, in managing the assets of the Fund. The Fund seeks to remain fully invested at all times in securities and/or derivatives that, in combination, provide inverse leveraged exposure to the Index without regard to market conditions, trends or direction. The Fund seeks investment results for a single day only as calculated from NAV to NAV, not for longer periods.
At the close of the markets each trading day, the Fund will seek to position its portfolio so that its exposure to the Index is consistent with the Fund’s investment objective. The Index’s movements during the day will affect whether the Fund’s portfolio needs to be re-positioned. For example, if the Fund’s Index has risen on a given day, net assets of the Fund should fall. As a result, inverse exposure will need to be decreased. Conversely, if the Fund’s Index has fallen on a given day, net assets of the Fund should rise. As a result, inverse exposure will need to be increased.
Because of daily rebalancing and the compounding of each day’s return over time, the return of the Fund for periods longer than a single day will be the result of each day’s returns compounded over the period, which will very likely differ from three times the inverse (-3x) of the return of the Index over the same period. A Fund will lose money if the Index performance is flat over time, and it is possible that the Fund will lose money over time even if the Index performance falls, as a result of daily rebalancing, the Index’s volatility and the effects of compounding. See “Principal Risks”, below.
The Fund will concentrate its investments in a particular industry or group of industries to approximately the same extent as the Index is so concentrated.
Please see “Investment Objectives, Principal Investment Strategies and Related Risks” in the Fund’s full prospectus for additional details.

Principal Risks
You could lose money by investing in the Fund.
  Risk Associated with the Use of Derivatives — The Fund uses investment techniques and derivatives that may be considered aggressive. Because the Fund’s investments in derivatives may involve a small investment relative to the amount of investment exposure assumed, losses may exceed the amounts invested in those instruments. Particularly when used to create inverse leveraged exposure, the use of derivatives may expose the Fund to potentially dramatic changes (losses or gains) in the value of the instruments. There may be imperfect correlation between the value of the instruments and the Index, which may prevent the Fund from achieving its investment objective. Additionally, with respect to the use of swap agreements, if the level of the Index has a dramatic intraday move that causes a material decline in the Fund’s NAV, the terms of the swap agreement between the Fund and its counterparty may permit the counterparty to immediately close out the transaction with the Fund. In that event, the Fund may be unable to enter into another swap agreement or to invest in other derivatives to achieve the desired exposure consistent with the Fund’s objective. This, in turn, may prevent the Fund from achieving its investment objective, even if the Index reverses all or a portion of its intraday move by the end of the day. Swap-related financing, borrowing and other costs will also have the effect of lowering the Fund’s return.
Further, because the Fund includes a multiplier of three times the inverse (-3x) the Index, a single day movement in the Index approaching 33% at any point in the day could result in the total loss of a shareholder’s investment if that movement is contrary to the investment objective of the Fund, even if the Index subsequently moves in an opposite direction, eliminating all or a portion of the movement. This would be the case with any such single day movements in the Index, even if the Index maintains a level greater than zero at all times.
  Compounding Risk — As a result of mathematical compounding and because the Fund has a single day investment objective, the Fund’s performance for periods greater than a single day is likely to be either greater than or less than the Index performance times the stated multiple in the Fund objective, before accounting for fees and fund expenses. Compounding affects all investments, but has a more significant impact on an inverse leveraged fund. Particularly during periods of higher Index volatility, compounding will cause results for periods longer than a single day to vary from three times the inverse (-3x) of the return of the Index. This effect becomes more pronounced as volatility increases. Fund performance for periods greater than a single day can be estimated given any set of assumptions for the following factors: a) Index performance; b) Index volatility; c) period of time; d) financing rates associated with inverse leveraged exposure; e) other Fund expenses; and f) dividends or interest paid with respect to securities in the Index. The chart below illustrates the impact of two principal factors — volatility and Index performance — on Fund performance. The chart shows estimated Fund returns for a number of combinations of Index performance and Index volatility over a one-year period. Performance shown in the chart assumes: (a) no dividends or interest paid with respect to securities included in the Index; (b) no Fund expenses; and (c) borrowing/lending rates (to obtain inverse leverage) of zero percent. If Fund expenses and/or actual borrowing/lending rates were reflected, the Fund’s performance would be lower than shown.
Areas shaded darker represent those scenarios where the Fund can be expected to return less than three times the inverse (-3x) of the performance of the Index. For periods longer than a single day, the Fund will lose money when the Index performance is flat and can lose money when the Index falls.
Estimated Fund Returns

Index
Performance		One Year Volatility Rate
	Three
	times
	the
	inverse
	(-3x) of
One	One
Year	Year
Index	Index	10%	25%	50%	75%	100%

-60%	180%	1371.5%	973.9%	248.6%	-46.5%	-96.1%

-50%	150%	653.4%	449.8%	78.5%	-72.6%	-98.0%

-40%	120%	336.0%	218.2%	3.3%	-84.2%	-98.9%

-30%	90%	174.6%	100.4%	-34.9%	-90.0%	-99.3%

-20%	60%	83.9%	34.2%	-56.4%	-93.3%	-99.5%

-10%	30%	29.2%	-5.7%	-69.4%	-95.3%	-99.7%

0%	0%	-5.8%	-31.3%	-77.7%	-96.6%	-99.8%

10%	-30%	-29.2%	-48.4%	-83.2%	-97.4%	-99.8%

20%	-60%	-45.5%	-60.2%	-87.1%	-98.0%	-99.9%

30%	-90%	-57.1%	-68.7%	-89.8%	-98.4%	-99.9%

40%	-120%	-65.7%	-75.0%	-91.9%	-98.8%	-99.9%

50%	-150%	-72.1%	-79.6%	-93.4%	-99.0%	-99.9%

60%	-180%	-77.0%	-83.2%	-94.6%	-99.2%	-99.9%
The foregoing table is intended to isolate the effect of Index volatility and Index performance on the return of the Fund. For example, the Fund may incorrectly be expected to achieve a -60% return on a yearly basis if the Index return was 20%, absent the effects of compounding. However, as the table shows, with Index volatility of 50%, the Fund could be expected to return -87.1% under such a scenario. The Fund’s actual returns may be significantly greater or less than the returns shown above as a result of any of the factors discussed above or in “Principal Risks — Correlation Risk” below.
The Index’s annualized historical volatility rate for the five-year period ended December 31, 2011 was 26.60%. The Index’s highest December to December volatility rate during the five-year period was 40.15% (December 31, 2008). The Index’s annualized performance for the five-year period ended December 31, 2011 was -1.85%.
For additional graphs and charts demonstrating the effects of volatility and Index performance on the long-term performance of the Fund, see “Principal Risks — Understanding Long-Term Performance of Daily Objective Funds — the Impact of Compounding” in the Fund’s full prospectus and “Special Note Regarding the Correlation Risks of Leveraged, Inverse and Inverse Leveraged Funds” in the Fund’s Statement of Additional Information.
  Correlation Risk — A number of factors may affect the Fund’s ability to achieve a high degree of correlation with the Index, and there can be no guarantee that the Fund will achieve a high degree of correlation. Failure to achieve a high degree of correlation may prevent the Fund from achieving its investment objective.
In order to achieve a high degree of correlation with the Index, the Fund seeks to rebalance its portfolio daily to keep exposure consistent with its investment objective. Being materially over- or under-exposed to the Index may prevent the Fund from achieving a high degree of correlation with the Index. Market disruptions or closure, regulatory restrictions or extreme market volatility will adversely affect the Fund’s ability to adjust exposure to requisite levels. The target amount of portfolio exposure is impacted dynamically by the Index’s movements. Because of this, it is unlikely that the Fund will be perfectly exposed (i.e., -3x) to the Index at the end of each day and the likelihood of being materially under- or over-exposed is higher on days when the Index level is volatile near the close of the trading day.
Additionally, if the Index has a dramatic intraday move, the terms of the swap agreement between the Fund and its counterparty may permit the counterparty to immediately close out the transaction with the Fund. This, in turn, may prevent the Fund from achieving its investment objective, even if the Index reverses all or a portion of its intraday move by the end of the day.
A number of other factors may also adversely affect the Fund’s correlation with the Index, including fees, expenses, transaction costs, financing costs associated with the use of derivatives, income items, valuation methodology, accounting standards and disruptions or illiquidity in the markets for the securities or financial instruments in which the Fund invests. The Fund may not have investment exposure to all securities in the Index, or its weighting of investment exposure to such securities may be different from that of the Index. In addition, the Fund may invest in securities or financial instruments not included in the Index. The Fund may be subject to large movements of assets into and out of the Fund, potentially resulting in the Fund being over- or under-exposed to the Index. Activities surrounding Index reconstitutions and other Index rebalancing events may hinder the Fund’s ability to meet its investment objective.
  Counterparty Risk — The Fund will be subject to credit risk (i.e., the risk that a counterparty is unwilling or unable to make timely payments to meet its contractual obligations) with respect to the amount it expects to receive from counterparties to derivatives and repurchase agreements entered into by the Fund. If a counterparty becomes bankrupt or fails to perform its obligations, the value of your investment in the Fund may decline.
  Early Close/Late Close/Trading Halt Risk — An exchange or market may close early, close late or issue trading halts on specific securities, or the ability to buy or sell certain securities or derivatives may be restricted, which may result in the Fund being unable to buy or sell certain securities or derivatives. In such circumstances, the Fund may be unable to rebalance its portfolio, may be unable to accurately price its investments and/or may incur substantial trading losses.
  Equity and Market Risk — The equity markets are volatile, and the value of securities, swaps, futures, options contracts and other instruments correlated with the equity markets may fluctuate dramatically from day-to-day. Equity markets are subject to political, regulatory, market and economic developments, as well as developments that impact specific economic sectors, industries or segments of the market. Volatility in the markets and/or adverse market developments may cause the value of an investment in the Fund to decrease. As a fund seeking investment results that correspond to a multiple of three times the inverse (-3x) of the Index, the Fund’s performance will generally decrease when market conditions cause the level of the Index to rise.
  Exposure to Foreign Currency Risk — Investments denominated in foreign currencies are exposed to risk factors in addition to investments denominated in U.S. dollars. The value of an investment denominated in a foreign currency could change significantly as foreign currencies strengthen or weaken relative to the U.S. dollar. Risks related to foreign currencies also include those related to economic or political developments, market inefficiencies or a higher risk that essential investment information may be incomplete, unavailable, or inaccurate. While the realization of certain of these risks may benefit the Fund because the Fund seeks investment results that correspond to the inverse of the Index, such occurrences may introduce more volatility to the Fund.
  Exposure to Foreign Investments Risk — Exposure to securities of foreign issuers may provide the Fund with increased risk. Various factors related to foreign investments may negatively impact the Index’s performance, such as: i) fluctuations in the value of the applicable foreign currency; ii) differences in securities settlement practices; iii) uncertainty associated with evidence of ownership of investments in countries that lack centralized custodial services; iv) possible regulation of, or other limitations on, investments by U.S. investors in foreign investments; v) potentially higher brokerage commissions; vi) the possibility that a foreign government may withhold portions of interest and dividends at the source; vii) taxation of income earned in foreign countries or other foreign taxes imposed; viii) foreign exchange controls, which may include suspension of the ability to transfer currency from a foreign country; ix) less publicly available information about foreign issuers; x) changes in the denomination currency of a foreign investment; and xi) less certain legal systems in which the Fund might encounter difficulties or be unable to pursue legal remedies. Foreign investments also may be more susceptible to political, social, economic and regional factors than might be the case with U.S. securities.
Because the Fund’s foreign investments will be in developing or “emerging market” countries, all the aforementioned factors are heightened and foreign investments risk is higher.
  Geographic Concentration Risk — Because the Fund focuses its investments in particular foreign countries or geographic regions, it may be more volatile than a more geographically diversified fund. The performance of the Fund will be affected by the political, social and economic conditions in those foreign countries and geographic regions and subject to the related risks.
  Intraday Price Performance Risk — The Fund is rebalanced at or about the time of its NAV calculation. As such, the intraday position of the Fund will generally be different from the Fund’s stated investment objective of corresponding to three times the inverse (-3x) of the Index. When shares are bought intraday, the performance of the Fund’s shares relative to the Index until the Fund’s next NAV calculation time will generally be greater than or less than the Fund’s stated multiple.
  Inverse Correlation Risk — Shareholders will lose money when the Index rises—a result that is the opposite from traditional funds.
  Liquidity Risk — In certain circumstances, such as the disruption of the orderly markets for the securities or derivatives in which the Fund invests, the Fund might not be able to dispose of certain holdings quickly or at prices that represent true market value in the judgment of ProShare Advisors. Such a situation may prevent the Fund from limiting losses, realizing gains or achieving a high inverse correlation with the Index.
  Market Price Variance Risk — The Fund’s shares are listed for trading on the NYSE Arca and can be bought and sold in the secondary market at market prices. The market prices of shares will fluctuate in response to changes in NAV and supply and demand for shares. ProShare Advisors cannot predict whether shares will trade above, below or at their NAV. Given the fact that shares can be created and redeemed in Creation Units, ProShare Advisors believes that large discounts or premiums to the NAV of shares should not be sustained. The Fund’s investment results are measured based upon the daily NAV of the Fund. Investors purchasing and selling shares in the secondary market may not experience investment results consistent with those experienced by those creating and redeeming directly with the Fund.
  Non-Diversification Risk — The Fund is classified as “non-diversified” under the Investment Company Act of 1940, and has the ability to invest a relatively high percentage of its investments in the securities of a small number of issuers susceptible to a single economic, political or regulatory event, or in derivative instruments with a single counterparty if ProShare Advisors determines that doing so is the most efficient means of meeting the Fund’s objective. This makes the performance of the Fund more susceptible to a single economic, political or regulatory event or adverse impact from credit risk relating to that counterparty than a diversified fund might be.
  Portfolio Turnover Risk — Daily rebalancing of Fund holdings, which is required to keep inverse leverage consistent with a single day investment objective, will cause a higher level of portfolio transactions than compared to most exchange-traded funds. Additionally, active market trading of the Fund’s shares may cause more frequent creation or redemption activities that could, in certain circumstances, increase the number of portfolio transactions. High levels of transactions increase brokerage costs and may result in increased taxable capital gains.
  Short Sale Exposure Risk — The Fund may seek short exposure through financial instruments such as swap agreements, which may cause the Fund to be exposed to certain risks associated with selling securities short. These risks include, under certain market conditions, an increase in the volatility and decrease in the liquidity of securities underlying the short position, which may adversely impact the Fund’s return, result in a loss, have the effect of limiting the Fund’s ability to obtain short exposure through financial instruments such as swap agreements, or require the Fund to seek short exposure through alternative investment strategies that may be less desirable or may be costly to implement. To the extent that, at any particular point in time, the securities underlying the short position may be thinly traded or have a limited market, including due to regulatory action, the Fund may be unable to meet its investment objective (e.g., due to a lack of a counterparty or counterparties). During such periods, the Fund’s ability to issue additional Creation Units may be adversely affected. Obtaining short exposure through these instruments may be considered an aggressive investment technique.
  Valuation Time Risk — The Fund typically values its portfolio at 4:00 p.m. (Eastern time). In certain cases, foreign securities markets close before such time or may not be open for business on the same calendar days as the Fund. As a result, the daily performance of the Fund may vary, perhaps significantly, from inverse of the daily performance, or multiple thereof, of the Index.
  Valuation Risk — In certain circumstances, portfolio securities may be valued using techniques other than market quotations. The value established for a portfolio security may be different from what would be produced through the use of another methodology if it had been priced using market quotations. Portfolio securities that are valued using techniques other than market quotations, including “fair valued” securities, may be subject to greater fluctuation in their value from one day to the next than would be the case if market quotations were used. In addition, there is no assurance that a Fund could sell a portfolio security for the value established for it at any time, and it is possible that a Fund would incur a loss because a portfolio security is sold at a discount to its established value.

Investment Results
Performance history will be available for the Fund after it has been in operation for a full calendar year.

ProShares UltraPro Short 20+ Year Treasury
ProShares UltraPro Short 20+ Year Treasury

Important Information About the Fund

ProShares UltraPro Short 20+ Year Treasury (the “Fund”) seeks investment results for a single day only, not for longer periods. A “single day” is measured from the time the Fund calculates its net asset value (“NAV”) to the time of the Fund’s next NAV calculation. The return of the Fund for periods longer than a single day will be the result of each day’s returns compounded over the period, which will very likely differ from three times the inverse (-3x) of the return of the Barclays Capital U.S. 20+ Year Treasury Bond Index (the “Index”) for that period. For periods longer than a single day, the Fund will lose money if the Index performance is flat over time, and it is possible that the Fund will lose money over time even if the Index performance falls. Longer holding periods, higher index volatility, inverse multiples and greater leverage each exacerbate the impact of compounding on a fund’s returns. During periods of higher index volatility, the volatility of the Index may affect the Fund’s return as much as or more than the return of the Index.

The Fund is different from most exchange-traded funds in that it seeks leveraged returns inverse to the Index and only on a daily basis. The Fund also is riskier than similarly benchmarked exchange-traded funds that do not use leverage. Accordingly, the Fund may not be suitable for all investors and should be used only by knowledgeable investors who understand the potential consequences of seeking daily inverse leveraged investment results. Shareholders should actively monitor their investments.

Investment Objective
The Fund seeks daily investment results, before fees and expenses, that correspond to three times the inverse (-3x) of the daily performance of the Index. The Fund does not seek to achieve its stated investment objective over a period of time greater than a single day.
Fees and Expenses of the Fund
The table below describes the fees and expenses that you may pay if you buy or hold shares of the Fund.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees (USD $)	ProShares UltraPro Short 20+ Year Treasury
Shareholder Fees (fees paid directly from your investment)

(expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		ProShares UltraPro Short 20+ Year Treasury
Investment Advisory Fees		0.75%
Other Expenses	[1]	0.37%
Total Annual Fund Operating Expenses Before Fee Waivers and Expense Reimbursements		1.12%
Fee Waiver/Reimbursement	[2]	(0.17%)
Total Net Annual Fund Operating Expenses After Fee Waivers and Expense Reimbursements		0.95%
[1]	"Other expenses" are based on estimated amounts for the current fiscal year.
[2]	ProShare Advisors LLC ("ProShare Advisors") has contractually agreed to waive Investment Advisory and Management Services Fees and to reimburse Other Expenses to the extent Total Annual Fund Operating Expenses Before Fee Waivers and Expense Reimbursements, as a percentage of average daily net assets, exceed 0.95% through September 30, 2013. After such date, the expense limitation may be terminated or revised. Amounts waived or reimbursed in a particular contractual period may be recouped by ProShare Advisors within five years of the end of that contractual period to the extent that recoupment will not cause the Fund's expenses to exceed any expense limitation in place at that time.

Example:

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of each period. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same, except that the fee waiver/expense reimbursement is assumed only to pertain to the first year. Although your actual cost may be higher or lower, based on these assumptions your approximate costs would be:

Expense Example (USD $)	1 Year	3 Years
ProShares UltraPro Short 20+ Year Treasury	97	339

The Fund pays transaction and financing costs associated with transacting in securities and derivatives. In addition, investors may pay brokerage commissions on their purchases and sales of the Fund’s shares. These costs are not reflected in the example or the table above.
Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when the Fund’s shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example above, affect the Fund’s performance. The Fund’s portfolio turnover rate is calculated without regard to cash instruments or derivatives transactions. If such instruments were included, the Fund’s portfolio turnover rate would be significantly higher. The Fund has not yet commenced operations as of the date of this prospectus. Thus, no portfolio turnover rate is provided for this Fund.
Principal Investment Strategies
The Fund invests in derivatives that ProShare Advisors believes, in combination, should have similar daily return characteristics as three times the inverse (-3x) of the daily return of the Index. The Index includes all publicly issued, U.S. Treasury securities that have a remaining maturity greater than 20 years, are non-convertible, are denominated in U.S. dollars, are rated investment grade (at least Baa3 by Moody’s Investors Service, Inc. or BBB- by Standard and Poor’s Financial Services, LLC, are fixed rate, and have more than $250 million par outstanding. The Index is weighted by the relative market value of all securities meeting the Index criteria. Excluded from the Index are certain special issues, such as targeted investor notes (“TINs”), U.S. Treasury inflation protected securities (“TIPs”), state and local government series bonds (“SLGs”), and coupon issues that have been stripped from assets already included. The Index is published under the Bloomberg ticker symbol “LT11TRUU.”
Cash balances arising from the use of derivatives will typically be held in money market instruments.

•	Derivatives — The Fund invests in derivatives, which are financial instruments whose value is derived from the value of an underlying asset, interest rate or index. The Fund invests in derivatives as a substitute for directly shorting debt in order to gain inverse leveraged exposure to the Index. These derivatives principally include:

°	Swap Agreements — Contracts entered into primarily with major global financial institutions for a specified period ranging from a day to more than one year. In a standard “swap” transaction, two parties agree to exchange the return (or differentials in rates of return) earned or realized on particular predetermined investments or instruments. The gross returns to be exchanged or “swapped” between the parties are calculated with respect to a “notional amount,” e.g., the return on or change in value of a particular dollar amount invested in a “basket” of securities representing a particular index.

•	Money Market Instruments — The Fund invests in short-term cash instruments that have a remaining maturity of 397 days or less and exhibit high quality credit profiles, including:

°	U.S. Treasury Bills — U.S. government securities that have initial maturities of one year or less, and are supported by the full faith and credit of the United States.
°	Repurchase Agreements — Contracts in which a seller of securities, usually U.S. government securities or other money market instruments, agrees to buy them back at a specified time and price. Repurchase agreements are primarily used by the Fund as a short-term investment vehicle for cash positions.
ProShare Advisors uses a mathematical approach to investing. Using this approach, ProShare Advisors determines the type, quantity and mix of investment positions that the Fund should hold on a daily basis to approximate the performance of three times the inverse (-3x) of the Index. The Fund may hold or gain exposure to only a representative sample of the securities in the Index, which are intended to have aggregate characteristics similar to those of the Index. ProShare Advisors does not invest the assets of the Fund in securities or derivatives based on ProShare Advisors’ view of the investment merit of a particular security, instrument, or company, other than for cash management purposes, nor does it conduct conventional research or analysis (other than in determining counterparty creditworthiness), or forecast market movement or trends, in managing the assets of the Fund. The Fund seeks to remain fully invested at all times in securities and/or derivatives that, in combination, provide inverse leveraged exposure to the Index without regard to market conditions, trends or direction. The Fund seeks investment results for a single day only as calculated from NAV to NAV, not for longer periods.
At the close of the markets each trading day, the Fund will seek to position its portfolio so that its exposure to the Index is consistent with the Fund’s investment objective. The Index’s movements during the day will affect whether the Fund’s portfolio needs to be re-positioned. For example, if the Fund’s Index has risen on a given day, net assets of the Fund should fall. As a result, inverse exposure will need to be decreased. Conversely, if the Fund’s Index has fallen on a given day, net assets of the Fund should rise. As a result, inverse exposure will need to be increased.
Because of daily rebalancing and the compounding of each day’s return over time, the return of the Fund for periods longer than a single day will be the result of each day’s returns compounded over the period, which will very likely differ from three times the inverse (-3x) of the return of the Index over the same period. A Fund will lose money if the Index performance is flat over time, and it is possible that the Fund will lose money over time even if the Index performance falls, as a result of daily rebalancing, the Index’s volatility and the effects of compounding. See “Principal Risks”, below.
The Fund will concentrate its investments in a particular industry or group of industries to approximately the same extent as the Index is so concentrated.
Please see “Investment Objectives, Principal Investment Strategies and Related Risks” in the Fund’s full prospectus for additional details.

Principal Risks
You could lose money by investing in the Fund.
  Risk Associated with the Use of Derivatives — The Fund uses investment techniques and derivatives that may be considered aggressive. Because the Fund’s investments in derivatives may involve a small investment relative to the amount of investment exposure assumed, losses may exceed the amounts invested in those instruments. Particularly when used to create inverse leveraged exposure, the use of derivatives may expose the Fund to potentially dramatic changes (losses or gains) in the value of the instruments. There may be imperfect correlation between the value of the instruments and the Index, which may prevent the Fund from achieving its investment objective. Additionally, with respect to the use of swap agreements, if the level of the Index has a dramatic intraday move that causes a material decline in the Fund’s NAV, the terms of the swap agreement between the Fund and its counterparty may permit the counterparty to immediately close out the transaction with the Fund. In that event, the Fund may be unable to enter into another swap agreement or to invest in other derivatives to achieve the desired exposure consistent with the Fund’s objective. This, in turn, may prevent the Fund from achieving its investment objective, even if the Index reverses all or a portion of its intraday move by the end of the day. Swap-related financing, borrowing and other costs will also have the effect of lowering the Fund’s return.
Further, because the Fund includes a multiplier of three times the inverse (-3x) of the Index, a single day movement in the Index approaching 33% at any point in the day could result in the total loss of a shareholder’s investment if that movement is contrary to the investment objective of the Fund, even if the Index subsequently moves in an opposite direction, eliminating all or a portion of the movement. This would be the case with any such single day movements in the Index, even if the Index maintains a level greater than zero at all times.
  Compounding Risk — As a result of mathematical compounding and because the Fund has a single day investment objective, the Fund’s performance for periods greater than a single day is likely to be either greater than or less than the Index performance times the stated multiple in the Fund objective, before accounting for fees and fund expenses. Compounding affects all investments, but has a more significant impact on an inverse leveraged fund. Particularly during periods of higher Index volatility, compounding will cause results for periods longer than a single day to vary from three times the inverse (-3x) of the return of the Index. This effect becomes more pronounced as volatility increases. Fund performance for periods greater than a single day can be estimated given any set of assumptions for the following factors: a) Index performance; b) Index volatility; c) period of time; d) financing rates associated with leverage; e) other Fund expenses; and f) interest paid with respect to securities in the Index. The chart below illustrates the impact of two principal factors — volatility and Index performance — on Fund performance. The chart shows estimated Fund returns for a number of combinations of Index performance and Index volatility over a one-year period. Performance shown in the chart assumes: (a) no Fund expenses; and (b) borrowing/lending rates (to obtain leverage) of zero percent. If Fund expenses and/or actual borrowing/lending rates were reflected, the Fund’s performance would be lower than shown.
Areas shaded darker represent those scenarios where the Fund can be expected to return less than three times the inverse (-3x) of the performance of the Index. For periods longer than a single day, the Fund will lose money when the Index performance is flat and can lose money when the Index falls.
Estimated Fund Returns

Index
Performance		One Year Volatility Rate
	Three
	times
	the
	inverse
	(-3x) of
One	One
Year	Year
Index	Index	10%	25%	50%	75%	100%

-60%	180%	1371.5%	973.9%	248.6%	-46.5%	-96.1%

-50%	150%	653.4%	449.8%	78.5%	-72.6%	-98.0%

-40%	120%	336.0%	218.2%	3.3%	-84.2%	-98.9%

-30%	90%	174.6%	100.4%	-34.9%	-90.0%	-99.3%

-20%	60%	83.9%	34.2%	-56.4%	-93.3%	-99.5%

-10%	30%	29.2%	-5.7%	-69.4%	-95.3%	-99.7%

0%	0%	-5.8%	-31.3%	-77.7%	-96.6%	-99.8%

10%	-30%	-29.2%	-48.4%	-83.2%	-97.4%	-99.8%

20%	-60%	-45.5%	-60.2%	-87.1%	-98.0%	-99.9%

30%	-90%	-57.1%	-68.7%	-89.8%	-98.4%	-99.9%

40%	-120%	-65.7%	-75.0%	-91.9%	-98.8%	-99.9%

50%	-150%	-72.1%	-79.6%	-93.4%	-99.0%	-99.9%

60%	-180%	-77.0%	-83.2%	-94.6%	-99.2%	-99.9%
The foregoing table is intended to isolate the effect of Index volatility and Index performance on the return of the Fund. For example, the Fund may incorrectly be expected to achieve a -60% return on a yearly basis if the Index return was 20%, absent the effects of compounding. However, as the table shows, with Index volatility of 50%, the Fund could be expected to return -87.1% under such a scenario. The Fund’s actual returns may be significantly greater or less than the returns shown above as a result of any of the factors discussed above or in “Principal Risks — Correlation Risk” below.
The Index’s annualized historical volatility rate for the five-year period ended December 31, 2011 was 16.98%. The Index’s highest December to December volatility rate during the five-year period was 20.33% (December 31, 2009). The Index’s annualized performance for the five-year period ended December 31, 2011 was 11.12%.
For additional graphs and charts demonstrating the effects of volatility and Index performance on the long-term performance of the Fund, see “Principal Risks — Understanding Long-Term Performance of Daily Objective Funds — the Impact of Compounding” in the Fund’s full prospectus and “Special Note Regarding the Correlation Risks of Leveraged, Inverse and Inverse Leveraged Funds” in the Fund’s Statement of Additional Information.
  Correlation Risk — A number of factors may affect the Fund’s ability to achieve a high degree of correlation with the Index, and there can be no guarantee that the Fund will achieve a high degree of correlation. Failure to achieve a high degree of correlation may prevent the Fund from achieving its investment objective.
In order to achieve a high degree of correlation with the Index, the Fund seeks to rebalance its portfolio daily to keep exposure consistent with its investment objective. Being materially over- or under-exposed to the Index may prevent the Fund from achieving a high degree of correlation with the Index. Market disruptions or closure, regulatory restrictions or extreme market volatility will adversely affect the Fund’s ability to adjust exposure to requisite levels. The target amount of portfolio exposure is impacted dynamically by the Index’s movements. Because of this, it is unlikely that the Fund will be perfectly exposed (i.e., -3x) to the Index at the end of each day and the likelihood of being materially under- or over-exposed is higher on days when the Index level is volatile near the close of the trading day.
Additionally, if the Index has a dramatic intraday move, the terms of the swap agreement between the Fund and its counterparty may permit the counterparty to immediately close out the transaction with the Fund. This, in turn, may prevent the Fund from achieving its investment objective, even if the Index reverses all or a portion of its intraday move by the end of the day.
A number of other factors may also adversely affect the Fund’s correlation with the Index, including fees, expenses, transaction costs, financing costs associated with the use of derivatives, income items, valuation methodology, accounting standards and disruptions or illiquidity in the markets for the securities or financial instruments in which the Fund invests. The Fund may not have investment exposure to all securities in the Index, or its weighting of investment exposure to such securities may be different from that of the Index. In addition, the Fund may invest in securities or financial instruments not included in the Index. The Fund may be subject to large movements of assets into and out of the Fund, potentially resulting in the Fund being over- or under-exposed to the Index. Activities surrounding Index reconstitutions and other Index rebalancing events may hinder the Fund’s ability to meet its investment objective.
  Counterparty Risk — The Fund will be subject to credit risk (i.e., the risk that a counterparty is unwilling or unable to make timely payments to meet its contractual obligations) with respect to the amount it expects to receive from counterparties to derivatives and repurchase agreements entered into by the Fund. If a counterparty becomes bankrupt or fails to perform its obligations, the value of your investment in the Fund may decline.
  Debt Instrument Risk — The Fund may invest in, or seek exposure to, debt instruments. Debt instruments may have varying levels of sensitivity to changes in interest rates, credit risk and other factors. Many types of debt instruments are subject to prepayment risk, which is the risk that the issuer of the security will repay principal prior to the maturity date. Debt instruments allowing prepayment may offer less potential for gains during a period of declining interest rates. In addition, changes in the credit quality of the issuer of a debt instrument can also affect the price of a debt instrument, as can an issuer’s default on its payment obligations. Such factors may cause the value of an investment in the Fund to change. Also, the securities of certain U.S. government agencies, authorities or instrumentalities are neither issued by nor guaranteed as to principal and interest by the U.S. government, and may be exposed to more credit risk than securities issued by and guaranteed as to principal and interest by the U.S. government. While the realization of certain of these risks may benefit the Fund because the Fund seeks investment results that correspond to the inverse of the Index, such occurrences may introduce more volatility to the Fund.
  Early Close/Late Close/Trading Halt Risk — An exchange or market may close early, close late or issue trading halts on specific securities, or the ability to buy or sell certain securities or derivatives may be restricted, which may result in the Fund being unable to buy or sell certain securities or derivatives. In such circumstances, the Fund may be unable to rebalance its portfolio, may be unable to accurately price its investments and/or may incur substantial trading losses.
  Interest Rate Risk — Interest rate risk is the risk that debt securities or certain financial instruments may fluctuate in value due to changes in interest rates. Securities such as those included in the Index are subject to interest rate risk and are likely to decrease in value when interest rates rise and increase in value when interest rates decline. The value of securities with longer maturities may fluctuate more in response to interest rate changes than securities with shorter maturities.
As a fund seeking investment results that correspond to a multiple of the inverse of the Index, the Fund’s performance will generally be more favorable when interest rates rise and less favorable when interest rates decline.
  Intraday Price Performance Risk — The Fund is rebalanced at or about the time of its NAV calculation. As such, the intraday position of the Fund will generally be different from the Fund’s stated investment objective of corresponding to three times the inverse (-3x) of the Index. When shares are bought intraday, the performance of the Fund’s shares relative to the Index until the Fund’s next NAV calculation time will generally be greater than or less than the Fund’s stated multiple.
  Inverse Correlation Risk — Shareholders will lose money when the Index rises—a result that is the opposite from traditional funds.
  Liquidity Risk — In certain circumstances, such as the disruption of the orderly markets for the securities or derivatives in which the Fund invests, the Fund might not be able to dispose of certain holdings quickly or at prices that represent true market value in the judgment of ProShare Advisors. Such a situation may prevent the Fund from limiting losses, realizing gains or achieving a high inverse correlation with the Index.
  Market Risk — The Fund is subject to market risks that will affect the value of its shares, including adverse issuer, political, regulatory, market or economic developments, as well as developments that impact specific economic sectors, industries or segments of the market.
As a fund seeking investment results that correspond to three times the inverse (-3x) of the Index, the Fund’s performance will generally decrease when market conditions cause the level of the Index to rise.
  Market Price Variance Risk — The Fund’s shares are listed for trading on the NYSE Arca and can be bought and sold in the secondary market at market prices. The market prices of shares will fluctuate in response to changes in NAV and supply and demand for shares. ProShare Advisors cannot predict whether shares will trade above, below or at their NAV. Given the fact that shares can be created and redeemed in Creation Units, ProShare Advisors believes that large discounts or premiums to the NAV of shares should not be sustained. The Fund’s investment results are measured based upon the daily NAV of the Fund. Investors purchasing and selling shares in the secondary market may not experience investment results consistent with those experienced by those creating and redeeming directly with the Fund.
  Non-Diversification Risk — The Fund is classified as “non-diversified” under the Investment Company Act of 1940, and has the ability to invest a relatively high percentage of its investments in the securities of a small number of issuers susceptible to a single economic, political or regulatory event, or in derivative instruments with a single counterparty if ProShare Advisors determines that doing so is the most efficient means of meeting the Fund’s objective. This makes the performance of the Fund more susceptible to a single economic, political or regulatory event or adverse impact from credit risk relating to that counterparty than a diversified fund might be.
  Portfolio Turnover Risk — Daily rebalancing of Fund holdings, which is required to keep inverse leverage consistent with a single day investment objective, will cause a higher level of portfolio transactions than compared to most exchange-traded funds. Additionally, active market trading of the Fund’s shares may cause more frequent creation or redemption activities that could, in certain circumstances, increase the number of portfolio transactions. High levels of transactions increase brokerage costs and may result in increased taxable capital gains.
  Short Sale Exposure Risk — The Fund may seek short exposure through financial instruments such as swap agreements, which may cause the Fund to be exposed to certain risks associated with selling securities short. These risks include, under certain market conditions, an increase in the volatility and decrease in the liquidity of securities underlying the short position, which may adversely impact the Fund’s return, result in a loss, have the effect of limiting the Fund’s ability to obtain short exposure through financial instruments such as swap agreements, or require the Fund to seek short exposure through alternative investment strategies that may be less desirable or may be costly to implement. To the extent that, at any particular point in time, the securities underlying the short position may be thinly traded or have a limited market, including due to regulatory action, the Fund may be unable to meet its investment objective (e.g., due to a lack of a counterparty or counterparties). During such periods, the Fund’s ability to issue additional Creation Units may be adversely affected. Obtaining short exposure through these instruments may be considered an aggressive investment technique.
  Valuation Risk — In certain circumstances, portfolio securities may be valued using techniques other than market quotations.
The value established for a portfolio security may be different from what would be produced through the use of another methodology if it had been priced using market quotations. Portfolio securities that are valued using techniques other than market quotations, including “fair valued” securities, may be subject to greater fluctuation in their value from one day to the next than would be the case if market quotations were used. In addition, there is no assurance that a Fund could sell a portfolio security for the value established for it at any time, and it is possible that a Fund would incur a loss because a portfolio security is sold at a discount to its established value.

Investment Results
Performance history will be available for the Fund after it has been in operation for a full calendar year.

Label	Element	12 Months Ended
Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	485BPOS
Document Period End Date	dei_DocumentPeriodEndDate	Mar 22, 2012
Registrant Name	dei_EntityRegistrantName	PROSHARES TRUST
Central Index Key	dei_EntityCentralIndexKey	0001174610
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Mar 22, 2012
Document Effective Date	dei_DocumentEffectiveDate	Mar 22, 2012
Prospectus Date	rr_ProspectusDate	Mar 29, 2012
ProShares UltraPro MSCI Emerging Markets
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading
ProShares UltraPro MSCI Emerging Markets

Important Information About the Fund

ProShares UltraPro MSCI Emerging Markets (the “Fund”) seeks investment results for a single day only, not for longer periods. A “single day” is measured from the time the Fund calculates its net asset value (“NAV”) to the time of the Fund’s next NAV calculation. The return of the Fund for periods longer than a single day will be the result of each day’s returns compounded over the period, which will very likely differ from three times (3x) the return of the MSCI Emerging Markets Index® (the “Index”) for that period. For periods longer than a single day, the Fund will lose money if the Index performance is flat over time, and it is possible that the Fund will lose money over time even if the Index performance rises. Longer holding periods, higher index volatility and greater leverage each exacerbate the impact of compounding on a fund’s returns. During periods of higher index volatility, the volatility of the Index may affect the Fund’s return as much as or more than the return of the Index.

Because the level of the Index is not computed as of the close of the U.S. securities markets due to differences in trading hours between U.S. and foreign markets, correlation to the Index will be measured by comparing the daily change in the Fund’s NAV per share to the performance of one or more U.S. exchange-traded securities or instruments that reflect the values of the securities underlying the Index as of the close of the U.S. securities markets.

The Fund is different from most exchange-traded funds in that it seeks leveraged returns relative to the Index and only on a daily basis. The Fund also is riskier than similarly benchmarked exchange-traded funds that do not use leverage. Accordingly, the Fund may not be suitable for all investors and should be used only by knowledgeable investors who understand the potential consequences of seeking daily leveraged investment results. Shareholders should actively monitor their investments.

Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks daily investment results, before fees and expenses, that correspond to three times (3x) the daily performance of the Index. The Fund does not seek to achieve its stated investment objective over a period of time greater than a single day.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The table below describes the fees and expenses that you may pay if you buy or hold shares of the Fund.
Shareholder Fees:	rr_ShareholderFeesAbstract
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses:	rr_OperatingExpensesAbstract
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	September 30, 2013
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when the Fund’s shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example above, affect the Fund’s performance. The Fund’s portfolio turnover rate is calculated without regard to cash instruments or derivatives transactions. If such instruments were included, the Fund’s portfolio turnover rate would be significantly higher. The Fund has not yet commenced operations as of the date of this prospectus. Thus, no portfolio turnover rate is provided for this Fund.
Other Expenses, New Fund, Based on Estimates [Text]	rr_OtherExpensesNewFundBasedOnEstimates	“Other expenses” are based on estimated amounts for the current fiscal year.
Expense Example:	rr_ExpenseExampleAbstract
Expense Example [Heading]	rr_ExpenseExampleHeading	Example:
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of each period. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same, except that the fee waiver/expense reimbursement is assumed only to pertain to the first year. Although your actual cost may be higher or lower, based on these assumptions your approximate costs would be:

Expense Example Closing [Text Block]	rr_ExpenseExampleClosingTextBlock	The Fund pays transaction and financing costs associated with transacting in securities and derivatives. In addition, investors may pay brokerage commissions on their purchases and sales of the Fund’s shares. These costs are not reflected in the example or the table above.
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
The Fund invests in derivatives and depositary receipts that ProShare Advisors believes, in combination, should have similar daily return characteristics as three times (3x) the daily return of the Index. The Index includes 85% of free float-adjusted market capitalization in each industry group in emerging market countries. As of December 31, 2011, the Index consisted of the following 21 emerging market country indexes: Brazil, Chile, China, Colombia, Czech Republic, Egypt, Hungary, India, Indonesia, Korea, Malaysia, Mexico, Morocco, Peru, Philippines, Poland, Russia, South Africa, Taiwan, Thailand and Turkey. As of December 31, 2011, the Index included companies with capitalizations between $241 million and $101 billion. The average capitalization of the companies comprising the Index was approximately $4 billion. The Index is published under the Bloomberg ticker symbol “MXEF.”
Cash balances arising from the use of derivatives will typically be held in money market instruments.

•	Derivatives — The Fund invests in derivatives, which are financial instruments whose value is derived from the value of an underlying asset (including ETFs), interest rate or index. The Fund invests in derivatives as a substitute for investing directly in stocks in order to gain leveraged exposure to the Index. These derivatives principally include:

°	Swap Agreements — Contracts entered into primarily with major global financial institutions for a specified period ranging from a day to more than one year. In a standard “swap” transaction, two parties agree to exchange the return (or differentials in rates of return) earned or realized on particular predetermined investments or instruments. The gross returns to be exchanged or “swapped” between the parties are calculated with respect to a “notional amount,” e.g., the return on or change in value of a particular dollar amount invested in a “basket” of securities representing a particular index.

•	Money Market Instruments — The Fund invests in short-term cash instruments that have a remaining maturity of 397 days or less and exhibit high quality credit profiles, including:

°	U.S. Treasury Bills — U.S. government securities that have initial maturities of one year or less, and are supported by the full faith and credit of the United States.
°	Repurchase Agreements — Contracts in which a seller of securities, usually U.S. government securities or other money market instruments, agrees to buy them back at a specified time and price. Repurchase agreements are primarily used by the Fund as a short-term investment vehicle for cash positions.

•	Depositary Receipts — The Fund may invest in depositary receipts, which principally include:

°	American Depositary Receipts (ADRs), which represent the right to receive securities of foreign issuers deposited in a bank or trust company.
°	Global Depositary Receipts (GDRs), which are receipts for shares in a foreign-based corporation traded in capital markets around the world.
ProShare Advisors uses a mathematical approach to investing. Using this approach, ProShare Advisors determines the type, quantity and mix of investment positions that the Fund should hold on a daily basis to approximate the performance of three times (3x) the Index. The Fund may hold or gain exposure to only a representative sample of the securities in the Index, which are intended to have aggregate characteristics similar to those of the Index. ProShare Advisors does not invest the assets of the Fund in securities or derivatives based on ProShare Advisors’ view of the investment merit of a particular security, instrument, or company, other than for cash management purposes, nor does it conduct conventional research or analysis (other than in determining counterparty creditworthiness), or forecast market movement or trends, in managing the assets of the Fund. The Fund seeks to remain fully invested at all times in securities and/or derivatives that, in combination, provide leveraged exposure to the Index without regard to market conditions, trends or direction. The Fund seeks investment results for a single day only as calculated from NAV to NAV, not for longer periods.
At the close of the markets each trading day, the Fund will seek to position its portfolio so that its exposure to the Index is consistent with the Fund’s investment objective. The Index’s movements during the day will affect whether the Fund’s portfolio needs to be re-positioned. For example, if the Fund’s Index has risen on a given day, net assets of the Fund should rise. As a result, long exposure will need to be increased. Conversely, if the Fund’s Index has fallen on a given day, net assets of the Fund should fall. As a result, long exposure will need to be decreased.
Because of daily rebalancing and the compounding of each day’s return over time, the return of the Fund for periods longer than a single day will be the result of each day’s returns compounded over the period, which will very likely differ from three times (3x) the return of the Index over the same period. A Fund will lose money if the Index performance is flat over time, and it is possible that the Fund will lose money over time even if the Index performance rises, as a result of daily rebalancing, the Index’s volatility and the effects of compounding. See “Principal Risks”, below.
The Fund will concentrate its investments in a particular industry or group of industries to approximately the same extent as the Index is so concentrated.
Please see “Investment Objectives, Principal Investment Strategies and Related Risks” in the Fund’s full prospectus for additional details.

Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock
You could lose money by investing in the Fund.
  Risks Associated with the Use of Derivatives — The Fund uses investment techniques and derivatives that may be considered aggressive. Because the Fund’s investments in derivatives may involve a small investment relative to the amount of investment exposure assumed, losses may exceed the amounts invested in those instruments. Particularly when used to create leverage, the use of derivatives may expose the Fund to potentially dramatic changes (losses or gains) in the value of the instruments. There may be imperfect correlation between changes in the value of such instruments and the Index, which may prevent the Fund from achieving its investment objective. Additionally, with respect to the use of swap agreements, if the level of the Index has a dramatic intraday move that causes a material decline in the Fund’s NAV, the terms of the swap agreement between the Fund and its counterparty may permit the counterparty to immediately close out the transaction with the Fund. In that event, the Fund may be unable to enter into another swap agreement or to invest in other derivatives to achieve the desired exposure consistent with the Fund’s objective. This, in turn, may prevent the Fund from achieving its investment objective, even if the Index reverses all or a portion of its intraday move by the end of the day. Swap-related financing, borrowing and other costs will also have the effect of lowering the Fund’s return.
Further, because the Fund includes a multiplier of three times (3x) the Index, a single day movement in the Index approaching 33% at any point in the day could result in the total loss of a shareholder’s investment if that movement is contrary to the investment objective of the Fund, even if the Index subsequently moves in an opposite direction, eliminating all or a portion of the movement. This would be the case with any such single day movements in the Index, even if the Index maintains a level greater than zero at all times.
  Compounding Risk — As a result of mathematical compounding and because the Fund has a single day investment objective, the Fund’s performance for periods greater than a single day is likely to be either greater than or less than the Index performance times the stated multiple in the Fund objective, before accounting for fees and fund expenses. Compounding affects all investments, but has a more significant impact on a leveraged fund. Particularly during periods of higher Index volatility, compounding will cause results for periods longer than a single day to vary from three times (3x) the return of the Index. This effect becomes more pronounced as volatility increases. Fund performance for periods greater than a single day can be estimated given any set of assumptions for the following factors: a) Index performance; b) Index volatility; c) period of time; d) financing rates associated with leverage; e) other Fund expenses; and f) interest paid with respect to securities in the Index. The chart below illustrates the impact of two principal factors — volatility and Index performance — on Fund performance. The chart shows estimated Fund returns for a number of combinations of Index performance and Index volatility over a one-year period. Performance shown in the chart assumes: (a) no dividends or interest paid with respect to securities included in the Index; (b) no Fund expenses; and (c) borrowing/lending rates (to obtain inverse leverage) of zero percent. If Fund expenses and/or actual borrowing/lending rates were reflected, the Fund’s performance would be lower than shown.
Areas shaded darker represent those scenarios where the Fund can be expected to return less than three times (3x) the performance of the Index. For periods longer than a single day, the Fund will lose money when the Index performance is flat and can lose money when the Index rises.
Estimated Fund Returns

Index
Performance		One Year Volatility Rate
	Three
	times
	(3x)
One	One
Year	Year
Index	Index	10%	25%	50%	75%	100%

-60%	-180%	-93.8%	-94.7%	-97.0%	-98.8%	-99.7%

-50%	-150%	-87.9%	-89.6%	-94.1%	-97.7%	-99.4%

-40%	-120%	-79.0%	-82.1%	-89.8%	-96.0%	-98.9%

-30%	-90%	-66.7%	-71.6%	-83.8%	-93.7%	-98.3%

-20%	-60%	-50.3%	-57.6%	-75.8%	-90.5%	-97.5%

-10%	-30%	-29.3%	-39.6%	-65.6%	-86.5%	-96.4%

0%	0%	-3.0%	-17.1%	-52.8%	-81.5%	-95.0%

10%	30%	29.2%	10.3%	-37.1%	-75.4%	-93.4%

20%	60%	67.7%	43.3%	-18.4%	-68.0%	-91.4%

30%	90%	113.2%	82.1%	3.8%	-59.4%	-89.1%

40%	120%	166.3%	127.5%	29.6%	-49.2%	-86.3%

50%	150%	227.5%	179.8%	59.4%	-37.6%	-83.2%

60%	180%	297.5%	239.6%	93.5%	-24.2%	-79.6%
The foregoing table is intended to isolate the effect of Index volatility and Index performance on the return of the Fund. For example, the Fund may incorrectly be expected to achieve a -60% return on a yearly basis if the Index return was -20%, absent the effects of compounding. However, as the table shows, with Index volatility of 50%, the Fund could be expected to return -75.8% under such a scenario. The Fund’s actual returns may be significantly greater or less than the returns shown above as a result of any of the factors discussed above or in “Principal Risks — Correlation Risk” below.
The Index’s annualized historical volatility rate for the five-year period ended December 31, 2011 was 26.60%. The Index’s highest December to December volatility rate during the five-year period was 40.15% (December 31, 2008). The Index’s annualized performance for the five-year period ended December 31, 2011 was -1.85%.
For additional graphs and charts demonstrating the effects of volatility and Index performance on the long-term performance of the Fund, see “Principal Risks — Understanding Long-Term Performance of Daily Objective Funds — the Impact of Compounding” in the Fund’s full prospectus and “Special Note Regarding the Correlation Risks of Leveraged, Inverse and Inverse Leveraged Funds” in the Fund’s Statement of Additional Information.
  Correlation Risk — A number of factors may affect the Fund’s ability to achieve a high degree of correlation with the Index, and there can be no guarantee that the Fund will achieve a high degree of correlation. Failure to achieve a high degree of correlation may prevent the Fund from achieving its investment objective.
In order to achieve a high degree of correlation with the Index, the Fund seeks to rebalance its portfolio daily to keep exposure consistent with its investment objective. Being materially over- or under-exposed to the Index may prevent the Fund from achieving a high degree of correlation with the Index. Market disruptions or closure, regulatory restrictions or extreme market volatility will adversely affect the Fund’s ability to adjust exposure to requisite levels. The target amount of portfolio exposure is impacted dynamically by the Index’s movements. Because of this, it is unlikely that the Fund will be perfectly exposed (i.e., 3x) to the Index at the end of each day and the likelihood of being materially under- or over-exposed is higher on days when the Index level is volatile near the close of the trading day.
Additionally, if the Index has a dramatic intraday move, the terms of the swap agreement between the Fund and its counterparty may permit the counterparty to immediately close out the transaction with the Fund. This, in turn, may prevent the Fund from achieving its investment objective, even if the Index reverses all or a portion of its intraday move by the end of the day.
A number of other factors may also adversely affect the Fund’s correlation with the Index, including fees, expenses, transaction costs, financing costs associated with the use of derivatives, income items, valuation methodology, accounting standards and disruptions or illiquidity in the markets for the securities or financial instruments in which the Fund invests. The Fund may not have investment exposure to all securities in the Index, or its weighting of investment exposure to such securities may be different from that of the Index. In addition, the Fund may invest in securities or financial instruments not included in the Index. The Fund may be subject to large movements of assets into and out of the Fund, potentially resulting in the Fund being over- or under-exposed to the Index. Activities surrounding Index reconstitutions and other Index rebalancing events may hinder the Fund’s ability to meet its investment objective.
  Counterparty Risk — The Fund will be subject to credit risk (i.e., the risk that a counterparty is unwilling or unable to make timely payments to meet its contractual obligations) with respect to the amount it expects to receive from counterparties to derivatives and repurchase agreements entered into by the Fund. If a counterparty becomes bankrupt or fails to perform its obligations, the value of your investment in the Fund may decline.
  Early Close/Late Close/Trading Halt Risk — An exchange or market may close early, close late or issue trading halts on specific securities, or the ability to buy or sell certain securities or derivatives may be restricted, which may result in the Fund being unable to buy or sell certain securities or derivatives. In such circumstances, the Fund may be unable to rebalance its portfolio, may be unable to accurately price its investments and/or may incur substantial trading losses.
  Equity and Market Risk — The equity markets are volatile, and the value of securities, swaps, futures, options contracts and other instruments correlated with the equity markets may fluctuate dramatically from day-to-day. Equity markets are subject to political, regulatory, market and economic developments, as well as developments that impact specific economic sectors, industries or segments of the market. Volatility in the markets and/or adverse market developments may cause the value of an investment in the Fund to decrease.
  Exposure to Foreign Currency Risk — Investments denominated in foreign currencies are exposed to risk factors in addition to investments denominated in U.S. dollars. The value of an investment denominated in a foreign currency could change significantly as foreign currencies strengthen or weaken relative to the U.S. dollar. Risks related to foreign currencies also include those related to economic or political developments, market inefficiencies or a higher risk that essential investment information may be incomplete, unavailable, or inaccurate. A U.S. dollar investment in Depositary Receipts or ordinary shares of foreign issuers traded on U.S. exchanges is subject to foreign currency risk.
  Exposure to Foreign Investments Risk — Exposure to securities of foreign issuers may provide the Fund with increased risk. Various factors related to foreign investments may negatively impact the Index’s performance, such as: i) fluctuations in the value of the applicable foreign currency; ii) differences in securities settlement practices; iii) uncertainty associated with evidence of ownership of investments in countries that lack centralized custodial services; iv) possible regulation of, or other limitations on, investments by U.S. investors in foreign investments; v) potentially higher brokerage commissions; vi) the possibility that a foreign government may withhold portions of interest and dividends at the source; vii) taxation of income earned in foreign countries or other foreign taxes imposed; viii) foreign exchange controls, which may include suspension of the ability to transfer currency from a foreign country; ix) less publicly available information about foreign issuers; x) changes in the denomination currency of a foreign investment; and xi) less certain legal systems in which the Fund might encounter difficulties or be unable to pursue legal remedies. Foreign investments also may be more susceptible to political, social, economic and regional factors than might be the case with U.S. securities.
Because the Fund’s foreign investments will be in developing or “emerging market” countries, all the aforementioned factors are heightened and foreign investments risk is higher.
  Geographic Concentration Risk — Because the Fund focuses its investments in particular foreign countries or geographic regions, it may be more volatile than a more geographically diversified fund. The performance of the Fund will be affected by the political, social and economic conditions in those foreign countries and geographic regions and subject to the related risks.
  Intraday Price Performance Risk — The Fund is rebalanced at or about the time of its NAV calculation. As such, the intraday position of the Fund will generally be different from the Fund’s stated investment objective of corresponding to three times (3x) the Index. When shares are bought intraday, the performance of the Fund’s shares relative to the Index until the Fund’s next NAV calculation time will generally be greater than or less than the Fund’s stated multiple.
  Liquidity Risk — In certain circumstances, such as the disruption of the orderly markets for the securities or derivatives in which the Fund invests, the Fund might not be able to dispose of certain holdings quickly or at prices that represent true market value in the judgment of ProShare Advisors. Such a situation may prevent the Fund from limiting losses, realizing gains or achieving a high correlation with the Index.
  Market Price Variance Risk — The Fund’s shares are listed for trading on the NYSE Arca and can be bought and sold in the secondary market at market prices. The market prices of shares will fluctuate in response to changes in NAV and supply and demand for shares. ProShare Advisors cannot predict whether shares will trade above, below or at their NAV. Given the fact that shares can be created and redeemed in Creation Units, ProShare Advisors believes that large discounts or premiums to the NAV of shares should not be sustained. The Fund’s investment results are measured based upon the daily NAV of the Fund. Investors purchasing and selling shares in the secondary market may not experience investment results consistent with those experienced by those creating and redeeming directly with the Fund.
  Non-Diversification Risk — The Fund is classified as “non-diversified” under the Investment Company Act of 1940, and has the ability to invest a relatively high percentage of its investments in the securities of a small number of issuers susceptible to a single economic, political or regulatory event, or in derivative instruments with a single counterparty if ProShare Advisors determines that doing so is the most efficient means of meeting the Fund’s objective. This makes the performance of the Fund more susceptible to a single economic, political or regulatory event or adverse impact from credit risk relating to that counterparty than a diversified fund might be.
  Portfolio Turnover Risk — Daily rebalancing of Fund holdings, which is required to keep leverage consistent with a single day investment objective, will cause a higher level of portfolio transactions than compared to most exchange-traded funds.
Additionally, active market trading of the Fund’s shares may cause more frequent creation or redemption activities that could, in certain circumstances, increase the number of portfolio transactions. High levels of transactions increase brokerage costs and may result in increased taxable capital gains.
  Valuation Time Risk — The Fund typically values its portfolio at 4:00 p.m. (Eastern time). In certain cases, foreign securities markets close before such time or may not be open for business on the same calendar days as the Fund. As a result, the daily performance of the Fund may vary, perhaps significantly, from the daily performance, or multiple thereof, of the Index.
  Valuation Risk — In certain circumstances, portfolio securities may be valued using techniques other than market quotations. The value established for a portfolio security may be different from what would be produced through the use of another methodology if it had been priced using market quotations. Portfolio securities that are valued using techniques other than market quotations, including “fair valued” securities, may be subject to greater fluctuation in their value from one day to the next than would be the case if market quotations were used. In addition, there is no assurance that a Fund could sell a portfolio security for the value established for it at any time, and it is possible that a Fund would incur a loss because a portfolio security is sold at a discount to its established value.

Risk Lose Money [Text]	rr_RiskLoseMoney	You could lose money by investing in the Fund.
Risk Nondiversified Status [Text]	rr_RiskNondiversifiedStatus	Non-Diversification Risk — The Fund is classified as “non-diversified” under the Investment Company Act of 1940, and has the ability to invest a relatively high percentage of its investments in the securities of a small number of issuers susceptible to a single economic, political or regulatory event, or in derivative instruments with a single counterparty if ProShare Advisors determines that doing so is the most efficient means of meeting the Fund’s objective. This makes the performance of the Fund more susceptible to a single economic, political or regulatory event or adverse impact from credit risk relating to that counterparty than a diversified fund might be.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Investment Results
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	Performance history will be available for the Fund after it has been in operation for a full calendar year.
Performance One Year or Less [Text]	rr_PerformanceOneYearOrLess	Performance history will be available for the Fund after it has been in operation for a full calendar year.
ProShares UltraPro MSCI Emerging Markets | ProShares UltraPro MSCI Emerging Markets
Shareholder Fees:	rr_ShareholderFeesAbstract
Shareholder Fees (fees paid directly from your investment)	rr_ShareholderFeeOther
Operating Expenses:	rr_OperatingExpensesAbstract
Investment Advisory Fees	rr_ManagementFeesOverAssets	0.75%
Other Expenses	rr_OtherExpensesOverAssets	0.41%	[1]
Total Annual Fund Operating Expenses Before Fee Waivers and Expense Reimbursements	rr_ExpensesOverAssets	1.16%
Fee Waiver/Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.21%)	[2]
Total Net Annual Fund Operating Expenses After Fee Waivers and Expense Reimbursements	rr_NetExpensesOverAssets	0.95%
Expense Example:	rr_ExpenseExampleAbstract
1 Year	rr_ExpenseExampleYear01	97
3 Years	rr_ExpenseExampleYear03	348
ProShares UltraPro 20+ Year Treasury
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading
ProShares UltraPro 20+ Year Treasury

Important Information About the Fund

ProShares UltraPro 20+ Year Treasury (the “Fund”) seeks investment results for a single day only, not for longer periods. A “single day” is measured from the time the Fund calculates its net asset value (“NAV”) to the time of the Fund’s next NAV calculation. The return of the Fund for periods longer than a single day will be the result of each day’s returns compounded over the period, which will very likely differ from three times (3x) the return of the Barclays Capital U.S. 20+ Year Treasury Bond Index (the “Index”) for that period. For periods longer than a single day, the Fund will lose money if the Index performance is flat over time, and it is possible that the Fund will lose money over time even if the Index performance rises. Longer holding periods, higher index volatility and greater leverage each exacerbate the impact of compounding on a fund’s returns. During periods of higher index volatility, the volatility of the Index may affect the Fund’s return as much as or more than the return of the Index.

The Fund is different from most exchange-traded funds in that it seeks leveraged returns relative to the Index and only on a daily basis. The Fund also is riskier than similarly benchmarked exchange-traded funds that do not use leverage. Accordingly, the Fund may not be suitable for all investors and should be used only by knowledgeable investors who understand the potential consequences of seeking daily leveraged investment results. Shareholders should actively monitor their investments.

Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks daily investment results, before fees and expenses, that correspond to three times (3x) the daily performance of the Index. The Fund does not seek to achieve its stated investment objective over a period of time greater than a single day.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The table below describes the fees and expenses that you may pay if you buy or hold shares of the Fund.
Shareholder Fees:	rr_ShareholderFeesAbstract
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses:	rr_OperatingExpensesAbstract
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	(expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	September 30, 2013
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when the Fund’s shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example above, affect the Fund’s performance. The Fund’s portfolio turnover rate is calculated without regard to cash instruments or derivatives transactions. If such instruments were included, the Fund’s portfolio turnover rate would be significantly higher. The Fund has not yet commenced operations as of the date of this prospectus. Thus, no portfolio turnover rate is provided for this Fund.
Other Expenses, New Fund, Based on Estimates [Text]	rr_OtherExpensesNewFundBasedOnEstimates	“Other expenses” are based on estimated amounts for the current fiscal year.
Expense Example:	rr_ExpenseExampleAbstract
Expense Example [Heading]	rr_ExpenseExampleHeading	Example:
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of each period. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same, except that the fee waiver/expense reimbursement is assumed only to pertain to the first year. Although your actual cost may be higher or lower, based on these assumptions your approximate costs would be:

Expense Example Closing [Text Block]	rr_ExpenseExampleClosingTextBlock	The Fund pays transaction and financing costs associated with transacting in securities and derivatives. In addition, investors may pay brokerage commissions on their purchases and sales of the Fund’s shares. These costs are not reflected in the example or the table above.
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
The Fund invests in U.S. government securities and derivatives that ProShare Advisors believes, in combination, should have similar daily return characteristics as three times (3x) the daily return of the Index. The Index includes all publicly issued, U.S. Treasury securities that have a remaining maturity greater than 20 years, are non-convertible, are denominated in U.S. dollars, are rated investment grade (at least Baa3 by Moody’s Investors Service, Inc. or BBB- by Standard and Poor’s Financial Services, LLC, are fixed rate, and have more than $250 million par outstanding. The Index is weighted by the relative market value of all securities meeting the Index criteria. Excluded from the Index are certain special issues, such as targeted investor notes (“TINs”), U.S. Treasury inflation protected securities (“TIPs”), state and local government series bonds (“SLGs”), and coupon issues that have been stripped from assets already included. The Index is published under the Bloomberg ticker symbol “LT11TRUU.”
Cash balances arising from the use of derivatives will typically be held in money market instruments.

•	U.S. Government Debt Securities — The Fund invests in U.S. government securities, which are issued by the U.S. government or one of its agencies or instrumentalities, including U.S. Treasury securities. Some, but not all U.S. government securities are backed by the full faith and credit of the federal government. Other U.S. government securities are backed by the issuer’s right to borrow from the U.S. Treasury and some are backed only by the credit of the issuing organization.
•	Derivatives — The Fund invests in derivatives, which are financial instruments whose value is derived from the value of an underlying asset, interest rate or index. The Fund invests in derivatives as a substitute for investing directly in debt in order to gain leveraged exposure to the Index. These derivatives principally include:

°	Swap Agreements — Contracts entered into primarily with major global financial institutions for a specified period ranging from a day to more than one year. In a standard “swap” transaction, two parties agree to exchange the return (or differentials in rates of return) earned or realized on particular predetermined investments or instruments. The gross returns to be exchanged or “swapped” between the parties are calculated with respect to a “notional amount,” e.g., the return on or change in value of a particular dollar amount invested in a “basket” of securities representing a particular index.

•	Money Market Instruments — The Fund invests in short-term cash instruments that have a remaining maturity of 397 days or less and exhibit high quality credit profiles, including:

°	U.S. Treasury Bills — U.S. government securities that have initial maturities of one year or less, and are supported by the full faith and credit of the United States.
°	Repurchase Agreements — Contracts in which a seller of securities, usually U.S. government securities or other money market instruments, agrees to buy them back at a specified time and price. Repurchase agreements are primarily used by the Fund as a short-term investment vehicle for cash positions.
ProShare Advisors uses a mathematical approach to investing. Using this approach, ProShare Advisors determines the type, quantity and mix of investment positions that the Fund should hold on a daily basis to approximate the performance of three times (3x) the Index. The Fund may hold or gain exposure to only a representative sample of the securities in the Index, which are intended to have aggregate characteristics similar to those of the Index. ProShare Advisors does not invest the assets of the Fund in securities or derivatives based on ProShare Advisors’ view of the investment merit of a particular security, instrument, or company, other than for cash management purposes, nor does it conduct conventional research or analysis (other than in determining counterparty creditworthiness), or forecast market movement or trends, in managing the assets of the Fund. The Fund seeks to remain fully invested at all times in securities and/or derivatives that, in combination, provide leveraged exposure to the Index without regard to market conditions, trends or direction. The Fund seeks investment results for a single day only as calculated from NAV to NAV, not for longer periods.
At the close of the markets each trading day, the Fund will seek to position its portfolio so that its exposure to the Index is consistent with the Fund’s investment objective. The Index’s movements during the day will affect whether the Fund’s portfolio needs to be re-positioned. For example, if the Fund’s Index has risen on a given day, net assets of the Fund should rise. As a result, long exposure will need to be increased. Conversely, if the Fund’s Index has fallen on a given day, net assets of the Fund should fall. As a result, long exposure will need to be decreased.
Because of daily rebalancing and the compounding of each day’s return over time, the return of the Fund for periods longer than a single day will be the result of each day’s returns compounded over the period, which will very likely differ from three times (3x) the return of the Index over the same period. A Fund will lose money if the Index performance is flat over time, and it is possible that the Fund will lose money over time even if the Index performance rises, as a result of daily rebalancing, the Index’s volatility and the effects of compounding. See “Principal Risks”, below.
The Fund will concentrate its investments in a particular industry or group of industries to approximately the same extent as the Index is so concentrated.
Please see “Investment Objectives, Principal Investment Strategies and Related Risks” in the Fund’s full prospectus for additional details.

Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock
You could lose money by investing in the Fund.
  Risk Associated with the Use of Derivatives — The Fund uses investment techniques and derivatives that may be considered aggressive. Because the Fund’s investments in derivatives may involve a small investment relative to the amount of investment exposure assumed, losses may exceed the amounts invested in those instruments. Particularly when used to create leverage, the use of derivatives may expose the Fund to potentially dramatic changes (losses or gains) in the value of the instruments. There may be imperfect correlation between the value of the instruments and the Index, which may prevent the Fund from achieving its investment objective. Additionally, with respect to the use of swap agreements, if the level of the Index has a dramatic intraday move that causes a material decline in the Fund’s NAV, the terms of the swap agreement between the Fund and its counterparty may permit the counterparty to immediately close out the transaction with the Fund. In that event, the Fund may be unable to enter into another swap agreement or to invest in other derivatives to achieve the desired exposure consistent with the Fund’s objective. This, in turn, may prevent the Fund from achieving its investment objective, even if the Index reverses all or a portion of its intraday move by the end of the day. Swap-related financing, borrowing and other costs will also have the effect of lowering the Fund’s return.
Further, because the Fund includes a multiplier of three times (3x) the Index, a single day movement in the Index approaching 33% at any point in the day could result in the total loss of a shareholder’s investment if that movement is contrary to the investment objective of the Fund, even if the Index subsequently moves in an opposite direction, eliminating all or a portion of the movement. This would be the case with any such single day movements in the Index, even if the Index maintains a level greater than zero at all times.
  Compounding Risk — As a result of mathematical compounding and because the Fund has a single day investment objective, the Fund’s performance for periods greater than a single day is likely to be either greater than or less than the Index performance times the stated multiple in the Fund objective, before accounting for fees and fund expenses. Compounding affects all investments, but has a more significant impact on a leveraged fund. Particularly during periods of higher Index volatility, compounding will cause results for periods longer than a single day to vary from three times (3x) the return of the Index. This effect becomes more pronounced as volatility increases. Fund performance for periods greater than a single day can be estimated given any set of assumptions for the following factors: a) Index performance; b) Index volatility; c) period of time; d) financing rates associated with leverage; e) other Fund expenses; and f) interest paid with respect to securities in the Index. The chart below illustrates the impact of two principal factors — volatility and Index performance — on Fund performance. The chart shows estimated Fund returns for a number of combinations of Index performance and Index volatility over a one-year period. Performance shown in the chart assumes: (a) no Fund expenses; and (b) borrowing/lending rates (to obtain leverage) of zero percent. If Fund expenses and/or actual borrowing/lending rates were reflected, the Fund’s performance would be lower than shown.
Areas shaded darker represent those scenarios where the Fund can be expected to return less than three times (3x) the performance of the Index. For periods longer than a single day, the Fund will lose money when the Index performance is flat and can lose money when the Index rises.
Estimated Fund Returns

Index
Performance		One Year Volatility Rate
	Three
	times
	(3x)
One	One
Year	Year
Index	Index	10%	25%	50%	75%	100%

-60%	-180%	-93.8%	-94.7%	-97.0%	-98.8%	-99.7%

-50%	-150%	-87.9%	-89.6%	-94.1%	-97.7%	-99.4%

-40%	-120%	-79.0%	-82.1%	-89.8%	-96.0%	-98.9%

-30%	-90%	-66.7%	-71.6%	-83.8%	-93.7%	-98.3%

-20%	-60%	-50.3%	-57.6%	-75.8%	-90.5%	-97.5%

-10%	-30%	-29.3%	-39.6%	-65.6%	-86.5%	-96.4%

0%	0%	-3.0%	-17.1%	-52.8%	-81.5%	-95.0%

10%	30%	29.2%	10.3%	-37.1%	-75.4%	-93.4%

20%	60%	67.7%	43.3%	-18.4%	-68.0%	-91.4%

30%	90%	113.2%	82.1%	3.8%	-59.4%	-89.1%

40%	120%	166.3%	127.5%	29.6%	-49.2%	-86.3%

50%	150%	227.5%	179.8%	59.4%	-37.6%	-83.2%

60%	180%	297.5%	239.6%	93.5%	-24.2%	-79.6%
The foregoing table is intended to isolate the effect of Index volatility and Index performance on the return of the Fund. For example, the Fund may incorrectly be expected to achieve a -60% return on a yearly basis if the Index return was -20%, absent the effects of compounding. However, as the table shows, with Index volatility of 50%, the Fund could be expected to return -75.8% under such a scenario. The Fund’s actual returns may be significantly greater or less than the returns shown above as a result of any of the factors discussed above or in “Principal Risks — Correlation Risk” below.
The Index’s annualized historical volatility rate for the five-year period ended December 31, 2011 was 16.98%. The Index’s highest December to December volatility rate during the five-year period was 20.33% (December 31, 2009). The Index’s annualized performance for the five-year period ended December 31, 2011 was 11.12%.
For additional graphs and charts demonstrating the effects of volatility and Index performance on the long-term performance of the Fund, see “Principal Risks — Understanding Long-Term Performance of Daily Objective Funds — the Impact of Compounding” in the Fund’s full prospectus and “Special Note Regarding the Correlation Risks of Leveraged, Inverse and Inverse Leveraged Funds” in the Fund’s Statement of Additional Information.
  Correlation Risk — A number of factors may affect the Fund’s ability to achieve a high degree of correlation with the Index, and there can be no guarantee that the Fund will achieve a high degree of correlation. Failure to achieve a high degree of correlation may prevent the Fund from achieving its investment objective.
In order to achieve a high degree of correlation with the Index, the Fund seeks to rebalance its portfolio daily to keep exposure consistent with its investment objective. Being materially over- or under-exposed to the Index may prevent the Fund from achieving a high degree of correlation with the Index. Market disruptions or closure, regulatory restrictions or extreme market volatility will adversely affect the Fund’s ability to adjust exposure to requisite levels. The target amount of portfolio exposure is impacted dynamically by the Index’s movements. Because of this, it is unlikely that the Fund will be perfectly exposed (i.e., 3x) to the Index at the end of each day and the likelihood of being materially under- or over-exposed is higher on days when the Index level is volatile near the close of the trading day.
Additionally, if the Index has a dramatic intraday move, the terms of the swap agreement between the Fund and its counterparty may permit the counterparty to immediately close out the transaction with the Fund. This, in turn, may prevent the Fund from achieving its investment objective, even if the Index reverses all or a portion of its intraday move by the end of the day.
A number of other factors may also adversely affect the Fund’s correlation with the Index, including fees, expenses, transaction costs, financing costs associated with the use of derivatives, income items, valuation methodology, accounting standards and disruptions or illiquidity in the markets for the securities or financial instruments in which the Fund invests. The Fund may not have investment exposure to all securities in the Index, or its weighting of investment exposure to such securities may be different from that of the Index. In addition, the Fund may invest in securities or financial instruments not included in the Index. The Fund may be subject to large movements of assets into and out of the Fund, potentially resulting in the Fund being over- or under-exposed to the Index. Activities surrounding Index reconstitutions and other Index rebalancing events may hinder the Fund’s ability to meet its investment objective.
  Counterparty Risk — The Fund will be subject to credit risk (i.e., the risk that a counterparty is unwilling or unable to make timely payments to meet its contractual obligations) with respect to the amount it expects to receive from counterparties to derivatives and repurchase agreements entered into by the Fund. If a counterparty becomes bankrupt or fails to perform its obligations, the value of your investment in the Fund may decline.
  Debt Instrument Risk — The Fund may invest in, or seek exposure to, debt instruments. Debt instruments may have varying levels of sensitivity to changes in interest rates, credit risk and other factors. Many types of debt instruments are subject to prepayment risk, which is the risk that the issuer of the security will repay principal prior to the maturity date. Debt instruments allowing prepayment may offer less potential for gains during a period of declining interest rates. In addition, changes in the credit quality of the issuer of a debt instrument can also affect the price of a debt instrument, as can an issuer’s default on its payment obligations. Such factors may cause the value of an investment in the Fund to change. Also, the securities of certain U.S. government agencies, authorities or instrumentalities are neither issued by nor guaranteed as to principal and interest by the U.S. government, and may be exposed to more credit risk than securities issued by and guaranteed as to principal and interest by the U.S. government.
  Early Close/Late Close/Trading Halt Risk — An exchange or market may close early, close late or issue trading halts on specific securities, or the ability to buy or sell certain securities or derivatives may be restricted, which may result in the Fund being unable to buy or sell certain securities or derivatives. In such circumstances, the Fund may be unable to rebalance its portfolio, may be unable to accurately price its investments and/or may incur substantial trading losses.
  Interest Rate Risk — Interest rate risk is the risk that debt securities or certain financial instruments may fluctuate in value due to changes in interest rates. Securities such as those included in the Index are subject to interest rate risk and are likely to decrease in value when interest rates rise and increase in value when interest rates decline. The value of securities with longer maturities may fluctuate more in response to interest rate changes than securities with shorter maturities.
  Intraday Price Performance Risk — The Fund is rebalanced at or about the time of its NAV calculation. As such, the intraday position of the Fund will generally be different from the Fund’s stated investment objective of corresponding to three times (3x) the Index. When shares are bought intraday, the performance of the Fund’s shares relative to the Index until the Fund’s next NAV calculation time will generally be greater than or less than the Fund’s stated multiple.
  Liquidity Risk — In certain circumstances, such as the disruption of the orderly markets for the securities or derivatives in which the Fund invests, the Fund might not be able to dispose of certain holdings quickly or at prices that represent true market value in the judgment of ProShare Advisors. Such a situation may prevent the Fund from limiting losses, realizing gains or achieving a high correlation with the Index.
  Market Risk — The Fund is subject to market risks that will affect the value of its shares, including adverse issuer, political, regulatory, market or economic developments, as well as developments that impact specific economic sectors, industries or segments of the market.
  Market Price Variance Risk — The Fund’s shares are listed for trading on the NYSE Arca and can be bought and sold in the secondary market at market prices. The market prices of shares will fluctuate in response to changes in NAV and supply and demand for shares. ProShare Advisors cannot predict whether shares will trade above, below or at their NAV. Given the fact that shares can be created and redeemed in Creation Units, ProShare Advisors believes that large discounts or premiums to the NAV of shares should not be sustained. The Fund’s investment results are measured based upon the daily NAV of the Fund. Investors purchasing and selling shares in the secondary market may not experience investment results consistent with those experienced by those creating and redeeming directly with the Fund.
  Non-Diversification Risk — The Fund is classified as “non-diversified” under the Investment Company Act of 1940, and has the ability to invest a relatively high percentage of its investments in the securities of a small number of issuers susceptible to a single economic, political or regulatory event, or in derivative instruments with a single counterparty if ProShare Advisors determines that doing so is the most efficient means of meeting the Fund’s objective. This makes the performance of the Fund more susceptible to a single economic, political or regulatory event or adverse impact from credit risk relating to that counterparty than a diversified fund might be.
  Portfolio Turnover Risk — Daily rebalancing of Fund holdings, which is required to keep leverage consistent with a single day investment objective, will cause a higher level of portfolio transactions than compared to most exchange-traded funds. Additionally, active market trading of the Fund’s shares may cause more frequent creation or redemption activities that could, in certain circumstances, increase the number of portfolio transactions. High levels of transactions increase brokerage costs and may result in increased taxable capital gains.
  Valuation Risk — In certain circumstances, portfolio securities may be valued using techniques other than market quotations. The value established for a portfolio security may be different from what would be produced through the use of another methodology if it had been priced using market quotations. Portfolio securities that are valued using techniques other than market quotations, including “fair valued” securities, may be subject to greater fluctuation in their value from one day to the next than would be the case if market quotations were used. In addition, there is no assurance that a Fund could sell a portfolio security for the value established for it at any time, and it is possible that a Fund would incur a loss because a portfolio security is sold at a discount to its established value.

Risk Lose Money [Text]	rr_RiskLoseMoney	You could lose money by investing in the Fund.
Risk Nondiversified Status [Text]	rr_RiskNondiversifiedStatus	Non-Diversification Risk — The Fund is classified as “non-diversified” under the Investment Company Act of 1940, and has the ability to invest a relatively high percentage of its investments in the securities of a small number of issuers susceptible to a single economic, political or regulatory event, or in derivative instruments with a single counterparty if ProShare Advisors determines that doing so is the most efficient means of meeting the Fund’s objective. This makes the performance of the Fund more susceptible to a single economic, political or regulatory event or adverse impact from credit risk relating to that counterparty than a diversified fund might be.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Investment Results
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	Performance history will be available for the Fund after it has been in operation for a full calendar year.
Performance One Year or Less [Text]	rr_PerformanceOneYearOrLess	Performance history will be available for the Fund after it has been in operation for a full calendar year.
ProShares UltraPro 20+ Year Treasury | ProShares UltraPro 20+ Year Treasury
Shareholder Fees:	rr_ShareholderFeesAbstract
Shareholder Fees (fees paid directly from your investment)	rr_ShareholderFeeOther
Operating Expenses:	rr_OperatingExpensesAbstract
Investment Advisory Fees	rr_ManagementFeesOverAssets	0.75%
Other Expenses	rr_OtherExpensesOverAssets	0.41%	[1]
Total Annual Fund Operating Expenses Before Fee Waivers and Expense Reimbursements	rr_ExpensesOverAssets	1.16%
Fee Waiver/Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.21%)	[2]
Total Net Annual Fund Operating Expenses After Fee Waivers and Expense Reimbursements	rr_NetExpensesOverAssets	0.95%
Expense Example:	rr_ExpenseExampleAbstract
1 Year	rr_ExpenseExampleYear01	97
3 Years	rr_ExpenseExampleYear03	348
ProShares UltraPro Short MSCI Emerging Markets
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading
ProShares UltraPro Short MSCI Emerging Markets

Important Information About the Fund

ProShares UltraPro Short MSCI Emerging Markets (the “Fund”) seeks investment results for a single day only, not for longer periods. A “single day” is measured from the time the Fund calculates its net asset value (“NAV”) to the time of the Fund’s next NAV calculation. The return of the Fund for periods longer than a single day will be the result of each day’s returns compounded over the period, which will very likely differ from three times the inverse (-3x) of the return of the MSCI Emerging Markets Index® (the “Index”) for that period. For periods longer than a single day, the Fund will lose money if the Index performance is flat over time, and it is possible that the Fund will lose money over time even if the Index performance falls. Longer holding periods, higher index volatility, inverse multiples and greater leverage each exacerbate the impact of compounding on a fund’s returns. During periods of higher index volatility, the volatility of the Index may affect the Fund’s return as much as or more than the return of the Index.

Because the level of the Index is not computed as of the close of the U.S. securities markets due to differences in trading hours between U.S. and foreign markets, correlation to the Index will be measured by comparing the daily change in the Fund’s NAV per share to the performance of one or more U.S. exchange-traded securities or instruments that reflect the values of the securities underlying the Index as of the close of the U.S. securities markets.

The Fund is different from most exchange-traded funds in that it seeks leveraged returns inverse to the Index and only on a daily basis. The Fund also is riskier than similarly benchmarked exchange-traded funds that do not use leverage. Accordingly, the Fund may not be suitable for all investors and should be used only by knowledgeable investors who understand the potential consequences of seeking daily inverse leveraged investment results. Shareholders should actively monitor their investments.

Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks daily investment results, before fees and expenses, that correspond to three times the inverse (-3x) of the daily performance of the Index. The Fund does not seek to achieve its stated investment objective over a period of time greater than a single day.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The table below describes the fees and expenses that you may pay if you buy or hold shares of the Fund.
Shareholder Fees:	rr_ShareholderFeesAbstract
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses:	rr_OperatingExpensesAbstract
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	September 30, 2013
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when the Fund’s shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example above, affect the Fund’s performance. The Fund’s portfolio turnover rate is calculated without regard to cash instruments or derivatives transactions. If such instruments were included, the Fund’s portfolio turnover rate would be significantly higher. The Fund has not yet commenced operations as of the date of this prospectus. Thus, no portfolio turnover rate is provided for this Fund.
Other Expenses, New Fund, Based on Estimates [Text]	rr_OtherExpensesNewFundBasedOnEstimates	"Other expenses" are based on estimated amounts for the current fiscal year.
Expense Example:	rr_ExpenseExampleAbstract
Expense Example [Heading]	rr_ExpenseExampleHeading	Example:
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of each period. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same, except that the fee waiver/expense reimbursement is assumed only to pertain to the first year. Although your actual cost may be higher or lower, based on these assumptions your approximate costs would be:

Expense Example Closing [Text Block]	rr_ExpenseExampleClosingTextBlock	The Fund pays transaction and financing costs associated with transacting in securities and derivatives. In addition, investors may pay brokerage commissions on their purchases and sales of the Fund’s shares. These costs are not reflected in the example or the table above.
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
The Fund invests in derivatives that ProShare Advisors believes, in combination, should have similar daily return characteristics as three times the inverse (-3x) of the daily return of the Index. The Index includes 85% of free float-adjusted market capitalization in each industry group in emerging market countries. As of December 31, 2011, the Index consisted of the following 21 emerging market country indexes: Brazil, Chile, China, Colombia, Czech Republic, Egypt, Hungary, India, Indonesia, Korea, Malaysia, Mexico, Morocco, Peru, Philippines, Poland, Russia, South Africa, Taiwan, Thailand and Turkey. As of December 31, 2011, the Index included companies with capitalizations between $241 million and $101 billion. The average capitalization of the companies comprising the Index was approximately $4 billion. The Index is published under the Bloomberg ticker symbol “MXEF.”
Cash balances arising from the use of derivatives will typically be held in money market instruments.

•	Derivatives — The Fund invests in derivatives, which are financial instruments whose value is derived from the value of an underlying asset (including ETFs), interest rate or index. The Fund invests in derivatives as a substitute for directly shorting stocks in order to gain inverse leveraged exposure to the Index. These derivatives principally include:

°	Swap Agreements — Contracts entered into primarily with major global financial institutions for a specified period ranging from a day to more than one year. In a standard “swap” transaction, two parties agree to exchange the return (or differentials in rates of return) earned or realized on particular predetermined investments or instruments. The gross returns to be exchanged or “swapped” between the parties are calculated with respect to a “notional amount,” e.g., the return on or change in value of a particular dollar amount invested in a “basket” of securities representing a particular index.

•	Money Market Instruments — The Fund invests in short-term cash instruments that have a remaining maturity of 397 days or less and exhibit high quality credit profiles, including:

°	U.S. Treasury Bills — U.S. government securities that have initial maturities of one year or less, and are supported by the full faith and credit of the United States.
°	Repurchase Agreements — Contracts in which a seller of securities, usually U.S. government securities or other money market instruments, agrees to buy them back at a specified time and price. Repurchase agreements are primarily used by the Fund as a short-term investment vehicle for cash positions.
ProShare Advisors uses a mathematical approach to investing. Using this approach, ProShare Advisors determines the type, quantity and mix of investment positions that the Fund should hold on a daily basis to approximate the performance of three times the inverse (-3x) of the Index. The Fund may hold or gain exposure to only a representative sample of the securities in the Index, which are intended to have aggregate characteristics similar to those of the Index. ProShare Advisors does not invest the assets of the Fund in securities or derivatives based on ProShare Advisors’ view of the investment merit of a particular security, instrument, or company, other than for cash management purposes, nor does it conduct conventional research or analysis (other than in determining counterparty creditworthiness), or forecast market movement or trends, in managing the assets of the Fund. The Fund seeks to remain fully invested at all times in securities and/or derivatives that, in combination, provide inverse leveraged exposure to the Index without regard to market conditions, trends or direction. The Fund seeks investment results for a single day only as calculated from NAV to NAV, not for longer periods.
At the close of the markets each trading day, the Fund will seek to position its portfolio so that its exposure to the Index is consistent with the Fund’s investment objective. The Index’s movements during the day will affect whether the Fund’s portfolio needs to be re-positioned. For example, if the Fund’s Index has risen on a given day, net assets of the Fund should fall. As a result, inverse exposure will need to be decreased. Conversely, if the Fund’s Index has fallen on a given day, net assets of the Fund should rise. As a result, inverse exposure will need to be increased.
Because of daily rebalancing and the compounding of each day’s return over time, the return of the Fund for periods longer than a single day will be the result of each day’s returns compounded over the period, which will very likely differ from three times the inverse (-3x) of the return of the Index over the same period. A Fund will lose money if the Index performance is flat over time, and it is possible that the Fund will lose money over time even if the Index performance falls, as a result of daily rebalancing, the Index’s volatility and the effects of compounding. See “Principal Risks”, below.
The Fund will concentrate its investments in a particular industry or group of industries to approximately the same extent as the Index is so concentrated.
Please see “Investment Objectives, Principal Investment Strategies and Related Risks” in the Fund’s full prospectus for additional details.

Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock
You could lose money by investing in the Fund.
  Risk Associated with the Use of Derivatives — The Fund uses investment techniques and derivatives that may be considered aggressive. Because the Fund’s investments in derivatives may involve a small investment relative to the amount of investment exposure assumed, losses may exceed the amounts invested in those instruments. Particularly when used to create inverse leveraged exposure, the use of derivatives may expose the Fund to potentially dramatic changes (losses or gains) in the value of the instruments. There may be imperfect correlation between the value of the instruments and the Index, which may prevent the Fund from achieving its investment objective. Additionally, with respect to the use of swap agreements, if the level of the Index has a dramatic intraday move that causes a material decline in the Fund’s NAV, the terms of the swap agreement between the Fund and its counterparty may permit the counterparty to immediately close out the transaction with the Fund. In that event, the Fund may be unable to enter into another swap agreement or to invest in other derivatives to achieve the desired exposure consistent with the Fund’s objective. This, in turn, may prevent the Fund from achieving its investment objective, even if the Index reverses all or a portion of its intraday move by the end of the day. Swap-related financing, borrowing and other costs will also have the effect of lowering the Fund’s return.
Further, because the Fund includes a multiplier of three times the inverse (-3x) the Index, a single day movement in the Index approaching 33% at any point in the day could result in the total loss of a shareholder’s investment if that movement is contrary to the investment objective of the Fund, even if the Index subsequently moves in an opposite direction, eliminating all or a portion of the movement. This would be the case with any such single day movements in the Index, even if the Index maintains a level greater than zero at all times.
  Compounding Risk — As a result of mathematical compounding and because the Fund has a single day investment objective, the Fund’s performance for periods greater than a single day is likely to be either greater than or less than the Index performance times the stated multiple in the Fund objective, before accounting for fees and fund expenses. Compounding affects all investments, but has a more significant impact on an inverse leveraged fund. Particularly during periods of higher Index volatility, compounding will cause results for periods longer than a single day to vary from three times the inverse (-3x) of the return of the Index. This effect becomes more pronounced as volatility increases. Fund performance for periods greater than a single day can be estimated given any set of assumptions for the following factors: a) Index performance; b) Index volatility; c) period of time; d) financing rates associated with inverse leveraged exposure; e) other Fund expenses; and f) dividends or interest paid with respect to securities in the Index. The chart below illustrates the impact of two principal factors — volatility and Index performance — on Fund performance. The chart shows estimated Fund returns for a number of combinations of Index performance and Index volatility over a one-year period. Performance shown in the chart assumes: (a) no dividends or interest paid with respect to securities included in the Index; (b) no Fund expenses; and (c) borrowing/lending rates (to obtain inverse leverage) of zero percent. If Fund expenses and/or actual borrowing/lending rates were reflected, the Fund’s performance would be lower than shown.
Areas shaded darker represent those scenarios where the Fund can be expected to return less than three times the inverse (-3x) of the performance of the Index. For periods longer than a single day, the Fund will lose money when the Index performance is flat and can lose money when the Index falls.
Estimated Fund Returns

Index
Performance		One Year Volatility Rate
	Three
	times
	the
	inverse
	(-3x) of
One	One
Year	Year
Index	Index	10%	25%	50%	75%	100%

-60%	180%	1371.5%	973.9%	248.6%	-46.5%	-96.1%

-50%	150%	653.4%	449.8%	78.5%	-72.6%	-98.0%

-40%	120%	336.0%	218.2%	3.3%	-84.2%	-98.9%

-30%	90%	174.6%	100.4%	-34.9%	-90.0%	-99.3%

-20%	60%	83.9%	34.2%	-56.4%	-93.3%	-99.5%

-10%	30%	29.2%	-5.7%	-69.4%	-95.3%	-99.7%

0%	0%	-5.8%	-31.3%	-77.7%	-96.6%	-99.8%

10%	-30%	-29.2%	-48.4%	-83.2%	-97.4%	-99.8%

20%	-60%	-45.5%	-60.2%	-87.1%	-98.0%	-99.9%

30%	-90%	-57.1%	-68.7%	-89.8%	-98.4%	-99.9%

40%	-120%	-65.7%	-75.0%	-91.9%	-98.8%	-99.9%

50%	-150%	-72.1%	-79.6%	-93.4%	-99.0%	-99.9%

60%	-180%	-77.0%	-83.2%	-94.6%	-99.2%	-99.9%
The foregoing table is intended to isolate the effect of Index volatility and Index performance on the return of the Fund. For example, the Fund may incorrectly be expected to achieve a -60% return on a yearly basis if the Index return was 20%, absent the effects of compounding. However, as the table shows, with Index volatility of 50%, the Fund could be expected to return -87.1% under such a scenario. The Fund’s actual returns may be significantly greater or less than the returns shown above as a result of any of the factors discussed above or in “Principal Risks — Correlation Risk” below.
The Index’s annualized historical volatility rate for the five-year period ended December 31, 2011 was 26.60%. The Index’s highest December to December volatility rate during the five-year period was 40.15% (December 31, 2008). The Index’s annualized performance for the five-year period ended December 31, 2011 was -1.85%.
For additional graphs and charts demonstrating the effects of volatility and Index performance on the long-term performance of the Fund, see “Principal Risks — Understanding Long-Term Performance of Daily Objective Funds — the Impact of Compounding” in the Fund’s full prospectus and “Special Note Regarding the Correlation Risks of Leveraged, Inverse and Inverse Leveraged Funds” in the Fund’s Statement of Additional Information.
  Correlation Risk — A number of factors may affect the Fund’s ability to achieve a high degree of correlation with the Index, and there can be no guarantee that the Fund will achieve a high degree of correlation. Failure to achieve a high degree of correlation may prevent the Fund from achieving its investment objective.
In order to achieve a high degree of correlation with the Index, the Fund seeks to rebalance its portfolio daily to keep exposure consistent with its investment objective. Being materially over- or under-exposed to the Index may prevent the Fund from achieving a high degree of correlation with the Index. Market disruptions or closure, regulatory restrictions or extreme market volatility will adversely affect the Fund’s ability to adjust exposure to requisite levels. The target amount of portfolio exposure is impacted dynamically by the Index’s movements. Because of this, it is unlikely that the Fund will be perfectly exposed (i.e., -3x) to the Index at the end of each day and the likelihood of being materially under- or over-exposed is higher on days when the Index level is volatile near the close of the trading day.
Additionally, if the Index has a dramatic intraday move, the terms of the swap agreement between the Fund and its counterparty may permit the counterparty to immediately close out the transaction with the Fund. This, in turn, may prevent the Fund from achieving its investment objective, even if the Index reverses all or a portion of its intraday move by the end of the day.
A number of other factors may also adversely affect the Fund’s correlation with the Index, including fees, expenses, transaction costs, financing costs associated with the use of derivatives, income items, valuation methodology, accounting standards and disruptions or illiquidity in the markets for the securities or financial instruments in which the Fund invests. The Fund may not have investment exposure to all securities in the Index, or its weighting of investment exposure to such securities may be different from that of the Index. In addition, the Fund may invest in securities or financial instruments not included in the Index. The Fund may be subject to large movements of assets into and out of the Fund, potentially resulting in the Fund being over- or under-exposed to the Index. Activities surrounding Index reconstitutions and other Index rebalancing events may hinder the Fund’s ability to meet its investment objective.
  Counterparty Risk — The Fund will be subject to credit risk (i.e., the risk that a counterparty is unwilling or unable to make timely payments to meet its contractual obligations) with respect to the amount it expects to receive from counterparties to derivatives and repurchase agreements entered into by the Fund. If a counterparty becomes bankrupt or fails to perform its obligations, the value of your investment in the Fund may decline.
  Early Close/Late Close/Trading Halt Risk — An exchange or market may close early, close late or issue trading halts on specific securities, or the ability to buy or sell certain securities or derivatives may be restricted, which may result in the Fund being unable to buy or sell certain securities or derivatives. In such circumstances, the Fund may be unable to rebalance its portfolio, may be unable to accurately price its investments and/or may incur substantial trading losses.
  Equity and Market Risk — The equity markets are volatile, and the value of securities, swaps, futures, options contracts and other instruments correlated with the equity markets may fluctuate dramatically from day-to-day. Equity markets are subject to political, regulatory, market and economic developments, as well as developments that impact specific economic sectors, industries or segments of the market. Volatility in the markets and/or adverse market developments may cause the value of an investment in the Fund to decrease. As a fund seeking investment results that correspond to a multiple of three times the inverse (-3x) of the Index, the Fund’s performance will generally decrease when market conditions cause the level of the Index to rise.
  Exposure to Foreign Currency Risk — Investments denominated in foreign currencies are exposed to risk factors in addition to investments denominated in U.S. dollars. The value of an investment denominated in a foreign currency could change significantly as foreign currencies strengthen or weaken relative to the U.S. dollar. Risks related to foreign currencies also include those related to economic or political developments, market inefficiencies or a higher risk that essential investment information may be incomplete, unavailable, or inaccurate. While the realization of certain of these risks may benefit the Fund because the Fund seeks investment results that correspond to the inverse of the Index, such occurrences may introduce more volatility to the Fund.
  Exposure to Foreign Investments Risk — Exposure to securities of foreign issuers may provide the Fund with increased risk. Various factors related to foreign investments may negatively impact the Index’s performance, such as: i) fluctuations in the value of the applicable foreign currency; ii) differences in securities settlement practices; iii) uncertainty associated with evidence of ownership of investments in countries that lack centralized custodial services; iv) possible regulation of, or other limitations on, investments by U.S. investors in foreign investments; v) potentially higher brokerage commissions; vi) the possibility that a foreign government may withhold portions of interest and dividends at the source; vii) taxation of income earned in foreign countries or other foreign taxes imposed; viii) foreign exchange controls, which may include suspension of the ability to transfer currency from a foreign country; ix) less publicly available information about foreign issuers; x) changes in the denomination currency of a foreign investment; and xi) less certain legal systems in which the Fund might encounter difficulties or be unable to pursue legal remedies. Foreign investments also may be more susceptible to political, social, economic and regional factors than might be the case with U.S. securities.
Because the Fund’s foreign investments will be in developing or “emerging market” countries, all the aforementioned factors are heightened and foreign investments risk is higher.
  Geographic Concentration Risk — Because the Fund focuses its investments in particular foreign countries or geographic regions, it may be more volatile than a more geographically diversified fund. The performance of the Fund will be affected by the political, social and economic conditions in those foreign countries and geographic regions and subject to the related risks.
  Intraday Price Performance Risk — The Fund is rebalanced at or about the time of its NAV calculation. As such, the intraday position of the Fund will generally be different from the Fund’s stated investment objective of corresponding to three times the inverse (-3x) of the Index. When shares are bought intraday, the performance of the Fund’s shares relative to the Index until the Fund’s next NAV calculation time will generally be greater than or less than the Fund’s stated multiple.
  Inverse Correlation Risk — Shareholders will lose money when the Index rises—a result that is the opposite from traditional funds.
  Liquidity Risk — In certain circumstances, such as the disruption of the orderly markets for the securities or derivatives in which the Fund invests, the Fund might not be able to dispose of certain holdings quickly or at prices that represent true market value in the judgment of ProShare Advisors. Such a situation may prevent the Fund from limiting losses, realizing gains or achieving a high inverse correlation with the Index.
  Market Price Variance Risk — The Fund’s shares are listed for trading on the NYSE Arca and can be bought and sold in the secondary market at market prices. The market prices of shares will fluctuate in response to changes in NAV and supply and demand for shares. ProShare Advisors cannot predict whether shares will trade above, below or at their NAV. Given the fact that shares can be created and redeemed in Creation Units, ProShare Advisors believes that large discounts or premiums to the NAV of shares should not be sustained. The Fund’s investment results are measured based upon the daily NAV of the Fund. Investors purchasing and selling shares in the secondary market may not experience investment results consistent with those experienced by those creating and redeeming directly with the Fund.
  Non-Diversification Risk — The Fund is classified as “non-diversified” under the Investment Company Act of 1940, and has the ability to invest a relatively high percentage of its investments in the securities of a small number of issuers susceptible to a single economic, political or regulatory event, or in derivative instruments with a single counterparty if ProShare Advisors determines that doing so is the most efficient means of meeting the Fund’s objective. This makes the performance of the Fund more susceptible to a single economic, political or regulatory event or adverse impact from credit risk relating to that counterparty than a diversified fund might be.
  Portfolio Turnover Risk — Daily rebalancing of Fund holdings, which is required to keep inverse leverage consistent with a single day investment objective, will cause a higher level of portfolio transactions than compared to most exchange-traded funds. Additionally, active market trading of the Fund’s shares may cause more frequent creation or redemption activities that could, in certain circumstances, increase the number of portfolio transactions. High levels of transactions increase brokerage costs and may result in increased taxable capital gains.
  Short Sale Exposure Risk — The Fund may seek short exposure through financial instruments such as swap agreements, which may cause the Fund to be exposed to certain risks associated with selling securities short. These risks include, under certain market conditions, an increase in the volatility and decrease in the liquidity of securities underlying the short position, which may adversely impact the Fund’s return, result in a loss, have the effect of limiting the Fund’s ability to obtain short exposure through financial instruments such as swap agreements, or require the Fund to seek short exposure through alternative investment strategies that may be less desirable or may be costly to implement. To the extent that, at any particular point in time, the securities underlying the short position may be thinly traded or have a limited market, including due to regulatory action, the Fund may be unable to meet its investment objective (e.g., due to a lack of a counterparty or counterparties). During such periods, the Fund’s ability to issue additional Creation Units may be adversely affected. Obtaining short exposure through these instruments may be considered an aggressive investment technique.
  Valuation Time Risk — The Fund typically values its portfolio at 4:00 p.m. (Eastern time). In certain cases, foreign securities markets close before such time or may not be open for business on the same calendar days as the Fund. As a result, the daily performance of the Fund may vary, perhaps significantly, from inverse of the daily performance, or multiple thereof, of the Index.
  Valuation Risk — In certain circumstances, portfolio securities may be valued using techniques other than market quotations. The value established for a portfolio security may be different from what would be produced through the use of another methodology if it had been priced using market quotations. Portfolio securities that are valued using techniques other than market quotations, including “fair valued” securities, may be subject to greater fluctuation in their value from one day to the next than would be the case if market quotations were used. In addition, there is no assurance that a Fund could sell a portfolio security for the value established for it at any time, and it is possible that a Fund would incur a loss because a portfolio security is sold at a discount to its established value.

Risk Lose Money [Text]	rr_RiskLoseMoney	You could lose money by investing in the Fund.
Risk Nondiversified Status [Text]	rr_RiskNondiversifiedStatus	Non-Diversification Risk — The Fund is classified as “non-diversified” under the Investment Company Act of 1940, and has the ability to invest a relatively high percentage of its investments in the securities of a small number of issuers susceptible to a single economic, political or regulatory event, or in derivative instruments with a single counterparty if ProShare Advisors determines that doing so is the most efficient means of meeting the Fund’s objective. This makes the performance of the Fund more susceptible to a single economic, political or regulatory event or adverse impact from credit risk relating to that counterparty than a diversified fund might be.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Investment Results
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	Performance history will be available for the Fund after it has been in operation for a full calendar year.
Performance One Year or Less [Text]	rr_PerformanceOneYearOrLess	Performance history will be available for the Fund after it has been in operation for a full calendar year.
ProShares UltraPro Short MSCI Emerging Markets | ProShares UltraPro Short MSCI Emerging Markets
Shareholder Fees:	rr_ShareholderFeesAbstract
Shareholder Fees (fees paid directly from your investment)	rr_ShareholderFeeOther
Operating Expenses:	rr_OperatingExpensesAbstract
Investment Advisory Fees	rr_ManagementFeesOverAssets	0.75%
Other Expenses	rr_OtherExpensesOverAssets	0.41%	[1]
Total Annual Fund Operating Expenses Before Fee Waivers and Expense Reimbursements	rr_ExpensesOverAssets	1.16%
Fee Waiver/Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.21%)	[2]
Total Net Annual Fund Operating Expenses After Fee Waivers and Expense Reimbursements	rr_NetExpensesOverAssets	0.95%
Expense Example:	rr_ExpenseExampleAbstract
1 Year	rr_ExpenseExampleYear01	97
3 Years	rr_ExpenseExampleYear03	348
ProShares UltraPro Short 20+ Year Treasury
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading
ProShares UltraPro Short 20+ Year Treasury

Important Information About the Fund

ProShares UltraPro Short 20+ Year Treasury (the “Fund”) seeks investment results for a single day only, not for longer periods. A “single day” is measured from the time the Fund calculates its net asset value (“NAV”) to the time of the Fund’s next NAV calculation. The return of the Fund for periods longer than a single day will be the result of each day’s returns compounded over the period, which will very likely differ from three times the inverse (-3x) of the return of the Barclays Capital U.S. 20+ Year Treasury Bond Index (the “Index”) for that period. For periods longer than a single day, the Fund will lose money if the Index performance is flat over time, and it is possible that the Fund will lose money over time even if the Index performance falls. Longer holding periods, higher index volatility, inverse multiples and greater leverage each exacerbate the impact of compounding on a fund’s returns. During periods of higher index volatility, the volatility of the Index may affect the Fund’s return as much as or more than the return of the Index.

The Fund is different from most exchange-traded funds in that it seeks leveraged returns inverse to the Index and only on a daily basis. The Fund also is riskier than similarly benchmarked exchange-traded funds that do not use leverage. Accordingly, the Fund may not be suitable for all investors and should be used only by knowledgeable investors who understand the potential consequences of seeking daily inverse leveraged investment results. Shareholders should actively monitor their investments.

Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks daily investment results, before fees and expenses, that correspond to three times the inverse (-3x) of the daily performance of the Index. The Fund does not seek to achieve its stated investment objective over a period of time greater than a single day.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The table below describes the fees and expenses that you may pay if you buy or hold shares of the Fund.
Shareholder Fees:	rr_ShareholderFeesAbstract
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses:	rr_OperatingExpensesAbstract
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	(expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	September 30, 2013
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when the Fund’s shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example above, affect the Fund’s performance. The Fund’s portfolio turnover rate is calculated without regard to cash instruments or derivatives transactions. If such instruments were included, the Fund’s portfolio turnover rate would be significantly higher. The Fund has not yet commenced operations as of the date of this prospectus. Thus, no portfolio turnover rate is provided for this Fund.
Other Expenses, New Fund, Based on Estimates [Text]	rr_OtherExpensesNewFundBasedOnEstimates	"Other expenses" are based on estimated amounts for the current fiscal year.
Expense Example:	rr_ExpenseExampleAbstract
Expense Example [Heading]	rr_ExpenseExampleHeading	Example:
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of each period. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same, except that the fee waiver/expense reimbursement is assumed only to pertain to the first year. Although your actual cost may be higher or lower, based on these assumptions your approximate costs would be:

Expense Example Closing [Text Block]	rr_ExpenseExampleClosingTextBlock	The Fund pays transaction and financing costs associated with transacting in securities and derivatives. In addition, investors may pay brokerage commissions on their purchases and sales of the Fund’s shares. These costs are not reflected in the example or the table above.
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
The Fund invests in derivatives that ProShare Advisors believes, in combination, should have similar daily return characteristics as three times the inverse (-3x) of the daily return of the Index. The Index includes all publicly issued, U.S. Treasury securities that have a remaining maturity greater than 20 years, are non-convertible, are denominated in U.S. dollars, are rated investment grade (at least Baa3 by Moody’s Investors Service, Inc. or BBB- by Standard and Poor’s Financial Services, LLC, are fixed rate, and have more than $250 million par outstanding. The Index is weighted by the relative market value of all securities meeting the Index criteria. Excluded from the Index are certain special issues, such as targeted investor notes (“TINs”), U.S. Treasury inflation protected securities (“TIPs”), state and local government series bonds (“SLGs”), and coupon issues that have been stripped from assets already included. The Index is published under the Bloomberg ticker symbol “LT11TRUU.”
Cash balances arising from the use of derivatives will typically be held in money market instruments.

•	Derivatives — The Fund invests in derivatives, which are financial instruments whose value is derived from the value of an underlying asset, interest rate or index. The Fund invests in derivatives as a substitute for directly shorting debt in order to gain inverse leveraged exposure to the Index. These derivatives principally include:

°	Swap Agreements — Contracts entered into primarily with major global financial institutions for a specified period ranging from a day to more than one year. In a standard “swap” transaction, two parties agree to exchange the return (or differentials in rates of return) earned or realized on particular predetermined investments or instruments. The gross returns to be exchanged or “swapped” between the parties are calculated with respect to a “notional amount,” e.g., the return on or change in value of a particular dollar amount invested in a “basket” of securities representing a particular index.

•	Money Market Instruments — The Fund invests in short-term cash instruments that have a remaining maturity of 397 days or less and exhibit high quality credit profiles, including:

°	U.S. Treasury Bills — U.S. government securities that have initial maturities of one year or less, and are supported by the full faith and credit of the United States.
°	Repurchase Agreements — Contracts in which a seller of securities, usually U.S. government securities or other money market instruments, agrees to buy them back at a specified time and price. Repurchase agreements are primarily used by the Fund as a short-term investment vehicle for cash positions.
ProShare Advisors uses a mathematical approach to investing. Using this approach, ProShare Advisors determines the type, quantity and mix of investment positions that the Fund should hold on a daily basis to approximate the performance of three times the inverse (-3x) of the Index. The Fund may hold or gain exposure to only a representative sample of the securities in the Index, which are intended to have aggregate characteristics similar to those of the Index. ProShare Advisors does not invest the assets of the Fund in securities or derivatives based on ProShare Advisors’ view of the investment merit of a particular security, instrument, or company, other than for cash management purposes, nor does it conduct conventional research or analysis (other than in determining counterparty creditworthiness), or forecast market movement or trends, in managing the assets of the Fund. The Fund seeks to remain fully invested at all times in securities and/or derivatives that, in combination, provide inverse leveraged exposure to the Index without regard to market conditions, trends or direction. The Fund seeks investment results for a single day only as calculated from NAV to NAV, not for longer periods.
At the close of the markets each trading day, the Fund will seek to position its portfolio so that its exposure to the Index is consistent with the Fund’s investment objective. The Index’s movements during the day will affect whether the Fund’s portfolio needs to be re-positioned. For example, if the Fund’s Index has risen on a given day, net assets of the Fund should fall. As a result, inverse exposure will need to be decreased. Conversely, if the Fund’s Index has fallen on a given day, net assets of the Fund should rise. As a result, inverse exposure will need to be increased.
Because of daily rebalancing and the compounding of each day’s return over time, the return of the Fund for periods longer than a single day will be the result of each day’s returns compounded over the period, which will very likely differ from three times the inverse (-3x) of the return of the Index over the same period. A Fund will lose money if the Index performance is flat over time, and it is possible that the Fund will lose money over time even if the Index performance falls, as a result of daily rebalancing, the Index’s volatility and the effects of compounding. See “Principal Risks”, below.
The Fund will concentrate its investments in a particular industry or group of industries to approximately the same extent as the Index is so concentrated.
Please see “Investment Objectives, Principal Investment Strategies and Related Risks” in the Fund’s full prospectus for additional details.

Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock
You could lose money by investing in the Fund.
  Risk Associated with the Use of Derivatives — The Fund uses investment techniques and derivatives that may be considered aggressive. Because the Fund’s investments in derivatives may involve a small investment relative to the amount of investment exposure assumed, losses may exceed the amounts invested in those instruments. Particularly when used to create inverse leveraged exposure, the use of derivatives may expose the Fund to potentially dramatic changes (losses or gains) in the value of the instruments. There may be imperfect correlation between the value of the instruments and the Index, which may prevent the Fund from achieving its investment objective. Additionally, with respect to the use of swap agreements, if the level of the Index has a dramatic intraday move that causes a material decline in the Fund’s NAV, the terms of the swap agreement between the Fund and its counterparty may permit the counterparty to immediately close out the transaction with the Fund. In that event, the Fund may be unable to enter into another swap agreement or to invest in other derivatives to achieve the desired exposure consistent with the Fund’s objective. This, in turn, may prevent the Fund from achieving its investment objective, even if the Index reverses all or a portion of its intraday move by the end of the day. Swap-related financing, borrowing and other costs will also have the effect of lowering the Fund’s return.
Further, because the Fund includes a multiplier of three times the inverse (-3x) of the Index, a single day movement in the Index approaching 33% at any point in the day could result in the total loss of a shareholder’s investment if that movement is contrary to the investment objective of the Fund, even if the Index subsequently moves in an opposite direction, eliminating all or a portion of the movement. This would be the case with any such single day movements in the Index, even if the Index maintains a level greater than zero at all times.
  Compounding Risk — As a result of mathematical compounding and because the Fund has a single day investment objective, the Fund’s performance for periods greater than a single day is likely to be either greater than or less than the Index performance times the stated multiple in the Fund objective, before accounting for fees and fund expenses. Compounding affects all investments, but has a more significant impact on an inverse leveraged fund. Particularly during periods of higher Index volatility, compounding will cause results for periods longer than a single day to vary from three times the inverse (-3x) of the return of the Index. This effect becomes more pronounced as volatility increases. Fund performance for periods greater than a single day can be estimated given any set of assumptions for the following factors: a) Index performance; b) Index volatility; c) period of time; d) financing rates associated with leverage; e) other Fund expenses; and f) interest paid with respect to securities in the Index. The chart below illustrates the impact of two principal factors — volatility and Index performance — on Fund performance. The chart shows estimated Fund returns for a number of combinations of Index performance and Index volatility over a one-year period. Performance shown in the chart assumes: (a) no Fund expenses; and (b) borrowing/lending rates (to obtain leverage) of zero percent. If Fund expenses and/or actual borrowing/lending rates were reflected, the Fund’s performance would be lower than shown.
Areas shaded darker represent those scenarios where the Fund can be expected to return less than three times the inverse (-3x) of the performance of the Index. For periods longer than a single day, the Fund will lose money when the Index performance is flat and can lose money when the Index falls.
Estimated Fund Returns

Index
Performance		One Year Volatility Rate
	Three
	times
	the
	inverse
	(-3x) of
One	One
Year	Year
Index	Index	10%	25%	50%	75%	100%

-60%	180%	1371.5%	973.9%	248.6%	-46.5%	-96.1%

-50%	150%	653.4%	449.8%	78.5%	-72.6%	-98.0%

-40%	120%	336.0%	218.2%	3.3%	-84.2%	-98.9%

-30%	90%	174.6%	100.4%	-34.9%	-90.0%	-99.3%

-20%	60%	83.9%	34.2%	-56.4%	-93.3%	-99.5%

-10%	30%	29.2%	-5.7%	-69.4%	-95.3%	-99.7%

0%	0%	-5.8%	-31.3%	-77.7%	-96.6%	-99.8%

10%	-30%	-29.2%	-48.4%	-83.2%	-97.4%	-99.8%

20%	-60%	-45.5%	-60.2%	-87.1%	-98.0%	-99.9%

30%	-90%	-57.1%	-68.7%	-89.8%	-98.4%	-99.9%

40%	-120%	-65.7%	-75.0%	-91.9%	-98.8%	-99.9%

50%	-150%	-72.1%	-79.6%	-93.4%	-99.0%	-99.9%

60%	-180%	-77.0%	-83.2%	-94.6%	-99.2%	-99.9%
The foregoing table is intended to isolate the effect of Index volatility and Index performance on the return of the Fund. For example, the Fund may incorrectly be expected to achieve a -60% return on a yearly basis if the Index return was 20%, absent the effects of compounding. However, as the table shows, with Index volatility of 50%, the Fund could be expected to return -87.1% under such a scenario. The Fund’s actual returns may be significantly greater or less than the returns shown above as a result of any of the factors discussed above or in “Principal Risks — Correlation Risk” below.
The Index’s annualized historical volatility rate for the five-year period ended December 31, 2011 was 16.98%. The Index’s highest December to December volatility rate during the five-year period was 20.33% (December 31, 2009). The Index’s annualized performance for the five-year period ended December 31, 2011 was 11.12%.
For additional graphs and charts demonstrating the effects of volatility and Index performance on the long-term performance of the Fund, see “Principal Risks — Understanding Long-Term Performance of Daily Objective Funds — the Impact of Compounding” in the Fund’s full prospectus and “Special Note Regarding the Correlation Risks of Leveraged, Inverse and Inverse Leveraged Funds” in the Fund’s Statement of Additional Information.
  Correlation Risk — A number of factors may affect the Fund’s ability to achieve a high degree of correlation with the Index, and there can be no guarantee that the Fund will achieve a high degree of correlation. Failure to achieve a high degree of correlation may prevent the Fund from achieving its investment objective.
In order to achieve a high degree of correlation with the Index, the Fund seeks to rebalance its portfolio daily to keep exposure consistent with its investment objective. Being materially over- or under-exposed to the Index may prevent the Fund from achieving a high degree of correlation with the Index. Market disruptions or closure, regulatory restrictions or extreme market volatility will adversely affect the Fund’s ability to adjust exposure to requisite levels. The target amount of portfolio exposure is impacted dynamically by the Index’s movements. Because of this, it is unlikely that the Fund will be perfectly exposed (i.e., -3x) to the Index at the end of each day and the likelihood of being materially under- or over-exposed is higher on days when the Index level is volatile near the close of the trading day.
Additionally, if the Index has a dramatic intraday move, the terms of the swap agreement between the Fund and its counterparty may permit the counterparty to immediately close out the transaction with the Fund. This, in turn, may prevent the Fund from achieving its investment objective, even if the Index reverses all or a portion of its intraday move by the end of the day.
A number of other factors may also adversely affect the Fund’s correlation with the Index, including fees, expenses, transaction costs, financing costs associated with the use of derivatives, income items, valuation methodology, accounting standards and disruptions or illiquidity in the markets for the securities or financial instruments in which the Fund invests. The Fund may not have investment exposure to all securities in the Index, or its weighting of investment exposure to such securities may be different from that of the Index. In addition, the Fund may invest in securities or financial instruments not included in the Index. The Fund may be subject to large movements of assets into and out of the Fund, potentially resulting in the Fund being over- or under-exposed to the Index. Activities surrounding Index reconstitutions and other Index rebalancing events may hinder the Fund’s ability to meet its investment objective.
  Counterparty Risk — The Fund will be subject to credit risk (i.e., the risk that a counterparty is unwilling or unable to make timely payments to meet its contractual obligations) with respect to the amount it expects to receive from counterparties to derivatives and repurchase agreements entered into by the Fund. If a counterparty becomes bankrupt or fails to perform its obligations, the value of your investment in the Fund may decline.
  Debt Instrument Risk — The Fund may invest in, or seek exposure to, debt instruments. Debt instruments may have varying levels of sensitivity to changes in interest rates, credit risk and other factors. Many types of debt instruments are subject to prepayment risk, which is the risk that the issuer of the security will repay principal prior to the maturity date. Debt instruments allowing prepayment may offer less potential for gains during a period of declining interest rates. In addition, changes in the credit quality of the issuer of a debt instrument can also affect the price of a debt instrument, as can an issuer’s default on its payment obligations. Such factors may cause the value of an investment in the Fund to change. Also, the securities of certain U.S. government agencies, authorities or instrumentalities are neither issued by nor guaranteed as to principal and interest by the U.S. government, and may be exposed to more credit risk than securities issued by and guaranteed as to principal and interest by the U.S. government. While the realization of certain of these risks may benefit the Fund because the Fund seeks investment results that correspond to the inverse of the Index, such occurrences may introduce more volatility to the Fund.
  Early Close/Late Close/Trading Halt Risk — An exchange or market may close early, close late or issue trading halts on specific securities, or the ability to buy or sell certain securities or derivatives may be restricted, which may result in the Fund being unable to buy or sell certain securities or derivatives. In such circumstances, the Fund may be unable to rebalance its portfolio, may be unable to accurately price its investments and/or may incur substantial trading losses.
  Interest Rate Risk — Interest rate risk is the risk that debt securities or certain financial instruments may fluctuate in value due to changes in interest rates. Securities such as those included in the Index are subject to interest rate risk and are likely to decrease in value when interest rates rise and increase in value when interest rates decline. The value of securities with longer maturities may fluctuate more in response to interest rate changes than securities with shorter maturities.
As a fund seeking investment results that correspond to a multiple of the inverse of the Index, the Fund’s performance will generally be more favorable when interest rates rise and less favorable when interest rates decline.
  Intraday Price Performance Risk — The Fund is rebalanced at or about the time of its NAV calculation. As such, the intraday position of the Fund will generally be different from the Fund’s stated investment objective of corresponding to three times the inverse (-3x) of the Index. When shares are bought intraday, the performance of the Fund’s shares relative to the Index until the Fund’s next NAV calculation time will generally be greater than or less than the Fund’s stated multiple.
  Inverse Correlation Risk — Shareholders will lose money when the Index rises—a result that is the opposite from traditional funds.
  Liquidity Risk — In certain circumstances, such as the disruption of the orderly markets for the securities or derivatives in which the Fund invests, the Fund might not be able to dispose of certain holdings quickly or at prices that represent true market value in the judgment of ProShare Advisors. Such a situation may prevent the Fund from limiting losses, realizing gains or achieving a high inverse correlation with the Index.
  Market Risk — The Fund is subject to market risks that will affect the value of its shares, including adverse issuer, political, regulatory, market or economic developments, as well as developments that impact specific economic sectors, industries or segments of the market.
As a fund seeking investment results that correspond to three times the inverse (-3x) of the Index, the Fund’s performance will generally decrease when market conditions cause the level of the Index to rise.
  Market Price Variance Risk — The Fund’s shares are listed for trading on the NYSE Arca and can be bought and sold in the secondary market at market prices. The market prices of shares will fluctuate in response to changes in NAV and supply and demand for shares. ProShare Advisors cannot predict whether shares will trade above, below or at their NAV. Given the fact that shares can be created and redeemed in Creation Units, ProShare Advisors believes that large discounts or premiums to the NAV of shares should not be sustained. The Fund’s investment results are measured based upon the daily NAV of the Fund. Investors purchasing and selling shares in the secondary market may not experience investment results consistent with those experienced by those creating and redeeming directly with the Fund.
  Non-Diversification Risk — The Fund is classified as “non-diversified” under the Investment Company Act of 1940, and has the ability to invest a relatively high percentage of its investments in the securities of a small number of issuers susceptible to a single economic, political or regulatory event, or in derivative instruments with a single counterparty if ProShare Advisors determines that doing so is the most efficient means of meeting the Fund’s objective. This makes the performance of the Fund more susceptible to a single economic, political or regulatory event or adverse impact from credit risk relating to that counterparty than a diversified fund might be.
  Portfolio Turnover Risk — Daily rebalancing of Fund holdings, which is required to keep inverse leverage consistent with a single day investment objective, will cause a higher level of portfolio transactions than compared to most exchange-traded funds. Additionally, active market trading of the Fund’s shares may cause more frequent creation or redemption activities that could, in certain circumstances, increase the number of portfolio transactions. High levels of transactions increase brokerage costs and may result in increased taxable capital gains.
  Short Sale Exposure Risk — The Fund may seek short exposure through financial instruments such as swap agreements, which may cause the Fund to be exposed to certain risks associated with selling securities short. These risks include, under certain market conditions, an increase in the volatility and decrease in the liquidity of securities underlying the short position, which may adversely impact the Fund’s return, result in a loss, have the effect of limiting the Fund’s ability to obtain short exposure through financial instruments such as swap agreements, or require the Fund to seek short exposure through alternative investment strategies that may be less desirable or may be costly to implement. To the extent that, at any particular point in time, the securities underlying the short position may be thinly traded or have a limited market, including due to regulatory action, the Fund may be unable to meet its investment objective (e.g., due to a lack of a counterparty or counterparties). During such periods, the Fund’s ability to issue additional Creation Units may be adversely affected. Obtaining short exposure through these instruments may be considered an aggressive investment technique.
  Valuation Risk — In certain circumstances, portfolio securities may be valued using techniques other than market quotations.
The value established for a portfolio security may be different from what would be produced through the use of another methodology if it had been priced using market quotations. Portfolio securities that are valued using techniques other than market quotations, including “fair valued” securities, may be subject to greater fluctuation in their value from one day to the next than would be the case if market quotations were used. In addition, there is no assurance that a Fund could sell a portfolio security for the value established for it at any time, and it is possible that a Fund would incur a loss because a portfolio security is sold at a discount to its established value.

Risk Lose Money [Text]	rr_RiskLoseMoney	You could lose money by investing in the Fund.
Risk Nondiversified Status [Text]	rr_RiskNondiversifiedStatus	Non-Diversification Risk — The Fund is classified as “non-diversified” under the Investment Company Act of 1940, and has the ability to invest a relatively high percentage of its investments in the securities of a small number of issuers susceptible to a single economic, political or regulatory event, or in derivative instruments with a single counterparty if ProShare Advisors determines that doing so is the most efficient means of meeting the Fund’s objective. This makes the performance of the Fund more susceptible to a single economic, political or regulatory event or adverse impact from credit risk relating to that counterparty than a diversified fund might be.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Investment Results
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	Performance history will be available for the Fund after it has been in operation for a full calendar year.
Performance One Year or Less [Text]	rr_PerformanceOneYearOrLess	Performance history will be available for the Fund after it has been in operation for a full calendar year.
ProShares UltraPro Short 20+ Year Treasury | ProShares UltraPro Short 20+ Year Treasury
Shareholder Fees:	rr_ShareholderFeesAbstract
Shareholder Fees (fees paid directly from your investment)	rr_ShareholderFeeOther
Operating Expenses:	rr_OperatingExpensesAbstract
Investment Advisory Fees	rr_ManagementFeesOverAssets	0.75%
Other Expenses	rr_OtherExpensesOverAssets	0.37%	[1]
Total Annual Fund Operating Expenses Before Fee Waivers and Expense Reimbursements	rr_ExpensesOverAssets	1.12%
Fee Waiver/Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.17%)	[2]
Total Net Annual Fund Operating Expenses After Fee Waivers and Expense Reimbursements	rr_NetExpensesOverAssets	0.95%
Expense Example:	rr_ExpenseExampleAbstract
1 Year	rr_ExpenseExampleYear01	97
3 Years	rr_ExpenseExampleYear03	339

[1]	"Other expenses" are based on estimated amounts for the current fiscal year.
[2]	ProShare Advisors LLC ("ProShare Advisors") has contractually agreed to waive Investment Advisory and Management Services Fees and to reimburse Other Expenses to the extent Total Annual Fund Operating Expenses Before Fee Waivers and Expense Reimbursements, as a percentage of average daily net assets, exceed 0.95% through September 30, 2013. After such date, the expense limitation may be terminated or revised. Amounts waived or reimbursed in a particular contractual period may be recouped by ProShare Advisors within five years of the end of that contractual period to the extent that recoupment will not cause the Fund's expenses to exceed any expense limitation in place at that time.